                                                    Registration Nos. 333-22931
                                                                      811-08282

================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A


                    REGISTRATION STATEMENT UNDER THE SECURITIES
                                    ACT OF 1933                 [ ]

                          Pre-Effective Amendment No. __        [ ]

                          Post-Effective Amendment No. 32       [X]


                                    and/or

                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                  COMPANY ACT OF 1940           [ ]

                             Amendment No. 41                   [X]
                              (Check appropriate box or boxes.)

                             LOOMIS SAYLES FUNDS I
--------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

          399 Boylston Street, Boston, Massachusetts              02116
-------------------------------------------------------------------------------
           (Address of principal executive offices)             (Zip Code)


Registrant's Telephone Number, including Area Code (617) 449-2810

                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copy to:

                              John M. Loder, Esq.
                                 Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110
--------------------------------------------------------------------------------
Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):
[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This post-effective amendment relates only to the Loomis Sayles Global Bond Fund, a series of the Registrant.


================================================================================

                                                 LOOMIS SAYLES GLOBAL BOND FUND



                         [LOGO OF LOOMIS SAYLES FUNDS]


                                                  PROSPECTUS . FEBRUARY 1, 2008

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Fund.


The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

TABLE OF CONTENTS




     RISK/RETURN SUMMARY                                                1
        Loomis Sayles Global Bond Fund                                  1
     FEES AND EXPENSES OF THE FUND                                      4
     SUMMARY OF PRINCIPAL RISKS                                         5
     MANAGEMENT                                                        11
        Investment Adviser                                             11
        Portfolio Managers                                             11
        Distribution Plans And Administrative Services And Other Fees  12
     GENERAL INFORMATION                                               13
        How Fund Shares Are Priced                                     13
        Accessing Your Account Information                             14
        How To Redeem Shares                                           17
        How To Exchange Shares                                         18
        Conversion Rights                                              19
        Restrictions On Buying, Selling And Exchanging Shares          19
        Dividends And Distributions                                    21
        Tax Consequences                                               21
     FINANCIAL HIGHLIGHTS                                              22

To learn more about the possible risks of investing in the Fund, please refer to the section "Summary of Principal Risks." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.


Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

RISK/RETURN SUMMARY


LOOMIS SAYLES GLOBAL BOND FUND

Investment Objective



The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation. The Fund's investment objective may be changed without shareholder approval. The Fund will provide 60 days' prior notice to shareholders before changing the investment objective.

Principal Investment Strategies The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. In accordance with applicable U.S. Securities and Exchange Commission ("SEC") requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund invests primarily in investment-grade fixed-income securities worldwide, although it may invest up to 20% of its assets in lower-quality fixed-income securities (commonly known as "junk bonds"). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major rating agencies have rated the securities in one of its top four rating categories) or, if the security is unrated, determined by Loomis Sayles to be of comparable quality. Securities held by the Fund may be denominated in any currency and may be of issuers located in countries with emerging securities markets. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or for hedging purposes.


In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates and Loomis Sayles' expectations regarding general trends in interest rates.


Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept currency risk. Loomis Sayles may elect not to hedge currency risk in certain instances, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

The fixed-income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-related securities (including mortgage dollar rolls and collateralized mortgage obligations), asset-backed securities, when-issued securities, Rule 144A securities, structured notes, repurchase agreements, and convertible securities. The Fund may, but is not required to, engage in options and futures transactions and swap transactions.


The Fund may engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return. For temporary defensive purposes, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.


Principal Risks The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

..   credit risk - the risk that companies in which the Fund invests, or with which it does business, will fail financially and be unwilling or unable to meet their obligations to the Fund.

..   currency risk - the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.

..   derivatives risk - the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.

..   emerging markets risk - the risk that the Fund's investments may face greater foreign securities risk since emerging markets countries may be more likely to experience political and economic instability.

..   foreign securities risk - the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes.

..   interest rate risk - the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk is generally greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

..   liquidity risk - the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects.

..   lower-quality fixed-income securities risk - the risk that the Fund's investments may be subject to fixed-income securities risk to a greater extent than other fixed-income securities. The ability of the issuer's continuing ability to make principal and interest payments is predominantly speculative for lower-quality fixed-income securities.

..   management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

..   market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

..   mortgage-related securities risk - the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. A dollar roll involves potential risks of loss that are different from those related to securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

For additional information see the section "Summary of Principal Risks."

Fund Performance The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and since inception periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Bar Chart The bar chart below shows the Fund's total returns for Institutional Class shares for each of the last ten calendar years./1/ The returns for Retail Class shares differ from Institutional Class returns shown in the bar chart to the extent that their expenses differ.




                                  TOTAL RETURN

                     Years                          Presentage
                     -----                          ----------
                     1998                             10.59%
                     1999                              3.82%
                     2000                             -0.34%
                     2001                              5.11%
                     2002                             20.40%
                     2003                             21.25%
                     2004                              9.80%
                     2005                             -4.34%
                     2006                              8.24%
                     2007



The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarterly return: [__] Quarter [__], up [__]% and the Fund's worst quarterly return: [__] Quarter [__], down [__]%.


/1/ Total returns shown for the Institutional Class shares of the Fund for periods prior to September 15, 2003 reflect the results of shares of the corresponding class of the Loomis Sayles Global Bond Fund, the Fund's predecessor (the "Predecessor Global Bond Fund"). The assets and liabilities of the Predecessor Global Bond Fund reorganized into the Fund on September 12, 2003. Institutional Class shares of the Predecessor Global Bond Fund commenced operations on May 10, 1991.

Performance Table The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Institutional Class shares) for the one-year, five-year, ten-year and since inception periods compare to those of the Lehman Global Aggregate Bond Index, an index that covers the most liquid portion of the global investment-grade fixed-rate bond market. You may not invest directly in an index. The Fund's total returns reflect its expenses on a class-by-class basis. Institutional Class returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sale of Fund shares. The Lehman Global Aggregate Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund shares.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007/1/



                                                                        Since
                                                                      Inception
                                             1 Year  5 Years 10 Years (5/10/91)
                                             ------  ------- -------- ---------
Loomis Sayles Global Bond Fund
Institutional Class
   Return Before Taxes                        [___]%  [___]%   [___]%   [___]%
   Return After Taxes on Distributions/2/     [___]%  [___]%   [___]%   [___]%
   Return After Taxes on Distributions and
     Sale of Fund Shares/2/                   [___]%  [___]%   [___]%   [___]%
Retail Class - Return Before Taxes            [___]%  [___]%   [___]%   [___]%
Lehman Global Aggregate Bond Index/3/         [___]%  [___]%   [___]%   [___]%


/1/ Average annual total returns shown for the Institutional Class and Retail Class shares of the Fund for periods prior to September 15, 2003 reflect the results of shares of the corresponding class of the Loomis Sayles Global Bond Fund, a series of Loomis Sayles Funds II, the Fund's predecessor (the "Predecessor Global Bond Fund"). The assets and liabilities of the Predecessor Global Bond Fund reorganized into the Fund on September 12, 2003. For the periods before the inception of the Retail Class shares (December 31, 1996) of the Predecessor Global Bond Fund, performance shown for that Class is based on the performance of the Predecessor Global Bond Fund's Institutional Class shares, adjusted to reflect the higher fees paid by the Retail Class shares of the Predecessor Global Bond Fund. Institutional Class shares of the Predecessor Global Bond Fund commenced operations on May 10, 1991.

/2/ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.


/3/ The returns of the index do not reflect a deduction for fees, expenses or taxes. Since inception data for the index covers the period from the month-end closest to the Fund's inception date through December 31, 2007.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.loomissayles.com (click on "Products," "Mutual Funds" and then "Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Products," "Mutual Funds," select the name of the Fund whose holdings you wish to view and then "Portfolio"). Please see the back cover of this Prospectus for more information on obtaining a copy of the Fund's current annual or semiannual report.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                             Maximum Sales Charge
                                (Load) Imposed      Maximum     Redemption Fee
                                 on Purchases       Deferred   (as a percentage
                             (as a percentage of  Sales Charge    of amount
Fund/Class                     offering price)       (Load)       redeemed)
----------                   -------------------- ------------ ----------------
Loomis Sayles Global Bond
  Fund
   Institutional Class               None             None     2% of proceeds*
   Retail Class                      None             None     2% of proceeds*

--------
* Will be charged on redemptions and exchanges of shares held for 60 days or less. For more information, see the section "Redemption Fees."

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                      Total
                                                                     Annual
                                                                      Fund         Fee
                                  Management Distribution   Other   Operating    Waiver/      Net
Fund/Class                           Fees    (12b-1) Fees Expenses* Expenses  Reimbursement Expenses
----------                        ---------- ------------ --------- --------- ------------- --------
Loomis Sayles Global Bond Fund/1/
   Institutional Class               [__]%       0.00%       [__]%     [__]%       [__]%      [__]%
   Retail Class                      [__]%       0.25%       [__]%     [__]%       [__]%      [__]%

--------

* [Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles ("Acquired Fund Fees and Expenses") of less than 0.01% of the Fund's average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.]

/1/ Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Global Bond Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to [__]% and [__]% of the Fund's average daily net assets for Institutional shares and Retail shares, respectively. This undertaking is in effect through January 31, 2009 and is reevaluated on an annual basis. Without this undertaking expenses for Retail Class shares would have been higher.

Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above to the extent that a class's expenses in later periods fall below the annual rates set forth in the relevant undertaking. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

EXAMPLE


This example*, which is based upon the expenses shown in the "Total Annual Fund Operating Expenses" column, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that:


..   You invest $10,000 in the Fund for the time periods indicated;


..   Your investment has a 5% return each year;


..   The Fund's operating expenses remain the same; and


..   All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Fund/Class                                  1 Year* 3 Years* 5 Years* 10 Years*
----------                                  ------- -------- -------- ---------
Loomis Sayles Global Bond Fund
   Institutional Class                       $[__]    $[__]    $[__]    $[__]
   Retail Class                              $[__]    $[__]    $[__]    $[__]

--------

* The examples for Retail Class shares of Loomis Sayles Global Bond Fund are based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods. The examples for Institutional Class shares of Loomis Sayles Global Bond Fund are based on the Total Annual Fund Operating Expenses for all periods.


SUMMARY OF PRINCIPAL RISKS


This section provides more information on the principal risks that may affect the Fund's portfolio. In seeking to achieve its investment goals, the Fund may also invest in various types of securities and engage in various investment practices which are not the principal focus of the Fund and therefore are not described in this Prospectus. These securities and investment practices and their associated risks are discussed in the Fund's Statement of Additional Information ("SAI"), which is available without charge upon request (see back cover).

The Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions.


CREDIT RISK


This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund may be subject to credit risk to the extent that it invests in fixed-income securities or is a party to over-the-counter transactions.

Because the Fund may invest in lower-quality fixed-income securities (commonly known as "junk bonds"), it is subject to greater credit risk and market risk than funds that invest in higher-quality fixed-income securities. Lower-rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

The Fund's investment in fixed-income securities issued in connection with corporate restructurings by highly-leveraged issuers or in fixed-income securities that are not current in the payment of interest or principal (i.e., in default) may be subject to greater credit risk because of these investments.

The Fund's investments in foreign securities are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments and because a number of foreign governments and other issuers are already in default.


CURRENCY RISK


This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between two or more foreign currencies, may cause the value of the Fund's investments to decline. The Fund is subject to currency risk because it may invest in securities or other instruments denominated in, or receive revenues in, foreign currency.


DERIVATIVES RISK


The Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. Examples of derivatives include options, futures, swap transactions, forward transactions and foreign currency transactions. The portfolio managers expect to use futures for the purpose of managing the duration of the Fund's portfolio. The Fund may use derivatives as part of a strategy designed to reduce other risks ("hedging"). The Fund also may use derivatives to earn income, enhance yield, or broaden Fund diversification. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. If the Fund uses derivatives, it also faces additional risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices.


EMERGING MARKETS RISK

Economic and Political Risks Emerging market countries often experience instability in their political and economic structures. Government actions could have a significant impact on the economic conditions in such countries, which in turn would affect the value and liquidity of the assets of the Fund invested in emerging markets securities. Specific risks that could decrease the Fund's return include seizure of a company's assets, restrictions imposed on payments as a result of blockages on foreign currency exchanges and unanticipated social or political occurrences.

The ability of the government of an emerging market country to make timely payments on its debt obligations will depend on the extent of its reserves, fluctuations in interest rates, and access to international credit and investments. A country which has non-diversified exports or relies on certain key imports will be subject to greater fluctuations in the pricing of those commodities. Failure to generate sufficient earnings from foreign trade will make it difficult for an emerging market country to service its foreign debt.

Companies trading in developing securities markets are generally smaller and have shorter operating histories than companies in developed markets. Foreign investors may be required to register the proceeds of sales. Settlement of securities transactions in emerging markets may be subject to risk of loss and may be delayed more often than in the U.S. Disruptions resulting from social and political factors may cause the securities markets to close. If extended closing were to occur, the liquidity and value of the Fund's assets invested in corporate debt obligations of emerging market companies would decline.

Investment Controls; Repatriation Foreign investment in emerging market country debt securities is restricted or controlled to varying degrees. These restrictions may at times limit or preclude foreign investment in certain emerging market country debt securities. Certain emerging market countries require government approval before investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Emerging market countries may require governmental approval for the repatriation of investment income, capital or proceeds of sale of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in emerging market countries may require the Fund to adopt special procedures, seek local governmental approvals or take other actions, each of which may involve additional costs to the Fund.


FOCUSED INVESTMENT RISK


Compared with other mutual funds, a fund that may invest a greater percentage of its assets in a particular issuer may invest in fewer issuers may have more risk. Changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.


FOREIGN SECURITIES RISK


This is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of the Fund's investments in a foreign country to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

The Fund may invest in emerging markets. As a result, the Fund may face greater foreign securities risk since emerging markets countries may be more likely to experience political and economic instability.


INFLATION/DEFLATION RISK

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

INTEREST RATE RISK


This is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income securities, such as bonds, notes, asset-backed securities, and other income-producing securities. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund's investments to decline.

Funds that generally invest a significant portion of their assets in high-quality fixed-income securities are subject to interest rate risk. Interest rate risk is greater for funds that generally invest a significant portion of their assets in lower-quality fixed-income securities (commonly known as "junk bonds") or comparable unrated securities. Interest rate risk also is greater for funds that generally invest in fixed-income securities with longer maturities or durations than for Funds that invest in fixed-income securities with shorter maturities or durations.

Interest rate risk is compounded for funds when they invest a significant portion of their assets in mortgage-related or asset-backed securities because the value of mortgage-related and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of these securities decreases more significantly than the value of other types of securities. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because funds that hold these types of securities must reinvest assets previously invested in these types of securities in fixed-income securities with lower interest rates.

The Fund faces increased interest rate risk when it invests in fixed-income securities paying no current interest (such as zero coupon securities and principal-only securities) interest-only securities and fixed-income securities paying non-cash interest in the form of other fixed-income securities, because the prices of those types of securities tend to react more to changes in interest rates.


ISSUER RISK


The value of the Fund's investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.


LEVERAGING RISK


When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks are generally compounded. The Fund faces this risk if it creates leverage by using investments such as reverse repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money.


LIQUIDITY RISK


Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.


LOWER-QUALITY FIXED-INCOME SECURITIES RISK


Lower-quality fixed-income securities, also known as "junk bonds," are below investment grade quality and may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. To be considered below investment grade quality, none of the major rating agencies must have rated the security in one of its top four rating categories at the time the Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher-quality debt securities, and the Fund's ability to achieve its investment objectives may, to the extent the Fund invests in lower-rated securities, be more dependent upon Loomis Sayles' credit analysis than would be the case if the Fund were investing in higher-quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise be subject to present elements of danger with respect to payments of principal or interest. However, the Fund will not invest in securities that are in default as to payment of principal and interest at the time of purchase.

Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. A lack of liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities generally.


It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for lower-rated securities.

MANAGEMENT RISK


Management risk is the risk that Loomis Sayles' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that Loomis Sayles' decisions will produce the desired results. For example, securities that Loomis Sayles expects may appreciate in value may in fact decline. Similarly, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited the Fund.


MARKET RISK


This is the risk that the value of the Fund's investments will change as financial markets fluctuate and that prices overall may decline. The value of a company's securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. The value of a company's stock also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of the stock will usually react more strongly than bonds and other fixed-income securities to actual or perceived changes in the company's financial condition or prospects. Market risk tends to be greater when the Fund invests in fixed-income securities with longer maturities.


MORTGAGE-RELATED SECURITIES RISK


Mortgage-related securities, such as Government National Mortgage Association ("GNMA") certificates or securities issued by the Federal National Mortgage Association ("Fannie Mae"), differ from traditional fixed-income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will decrease in value as a result of increases in interest rates generally, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.


MORTGAGE DOLLAR ROLLS RISK


A mortgage dollar roll involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will designate assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


REITS RISK


Real estate investment trusts ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act").

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely-held securities.


A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.


REPURCHASE AGREEMENTS


Under a repurchase agreement, the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate of interest unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on its cash at minimal market risk. There is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including possible declines in the value of the underlying security, possible reduced levels of income, inability to enforce rights and expenses involved in attempted enforcement. Repurchase agreement maturing in more than seven days may be considered illiquid securities.


STRUCTURED NOTES


The Fund may invest in structured notes, which are derivative debt instruments with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate, or other financial indicators ("reference instruments"). The payments on a structured note may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared to a fixed interest rate, the exchange rates between two currencies, one or more securities or a securities or commodities index. A structured note may be positively or negatively indexed. For example, its principal amount and/or interest rate may increase or decrease if the value of the reference instrument increases, depending upon the terms of the instrument. The change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument or instruments. Structured notes can be used to increase the Fund's exposure to changes in the value of assets or to hedge the risks of other investments that the Fund holds.


Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which are separate from the risk that the note's reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to market risk, liquidity risk, and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments.

SECURITIES LENDING


The Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Strategies" in the SAI for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.


TRANSACTIONS WITH OTHER INVESTMENT COMPANIES


Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (formerly IXIS Asset Management Advisors, L.P.), an affiliate of Loomis Sayles, ("Natixis Advisors") or its affiliates ("Central Funds"). The Central Funds currently include the Natixis Cash Management Trust-Money Market Series, Institutional Daily Income Fund, Cortland Trust, Inc. and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for Natixis Cash Management Trust-Money Market Series, which is advised by Natixis Advisors and subadvised by Reich & Tang. Because Loomis Sayles, Natixis Advisors and Reich & Tang are each subsidiaries of Natixis Global Asset Management, L.P. ("Natixis US") (formerly IXIS Asset Management US Group, L.P.), the Fund and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the 1940 Act.

Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., BlackRock Investment Management, LLC ("BlackRock"), Dreman Value Management, LLC ("Dreman"), Hansberger Global Investors, Inc. ("Hansberger"), Harris Associates L.P., Vaughan Nelson Investment Management, L.P. and Westpeak Global Advisors, L.P. Each of these advisers and subadvisers (except for BlackRock, Hansberger and Dreman) are subsidiaries of Natixis US and are thus "affiliated persons" under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Fund, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the fund. Should a fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders.


MANAGEMENT

INVESTMENT ADVISER


Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as the investment adviser to the Fund. Loomis Sayles is a subsidiary of Natixis US, which is part of Natixis Asset Management Group, an international asset management group based in Paris, France. Founded in 1926, Loomis Sayles
is one of the country's oldest investment firms with over $[      ] billion in
assets under management as of December 31, 2007. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles is responsible for making investment decisions for the Fund and for providing general business management and administration to the Fund.

The aggregate advisory fee paid by the Fund during the fiscal year ended September 30, 2007 as a percentage of the Fund's average daily net assets were:



                                                             Aggregate Advisory
Fund                                                                Fee
----                                                         ------------------
Loomis Sayles Global Bond Fund                                      [___]%



A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is available in the Fund's annual report for the fiscal year ended September 30, 2007.


PORTFOLIO MANAGERS


The following persons have primary responsibility for the day-to-day management of the Fund's portfolio since the date stated below. Associate Portfolio Managers are actively involved in formulating the overall strategy for the Fund they manage but are not the primary decision makers. Each portfolio manager has been employed by Loomis Sayles for at least five years.

Kenneth M. Buntrock has served as portfolio manager of the Fund since September 2000. Mr. Buntrock, Vice President of Loomis Sayles, began his investment career in 1974 and joined Loomis Sayles in 1997. Mr.

Buntrock holds the designation of Chartered Financial Analyst. He received a B.A. from Pennsylvania State University, an M.B.A. from the University of Pittsburgh and has over 33 years of investment experience.

David W. Rolley has served as portfolio manager of the Fund since September 2000. Mr. Rolley, Vice President of Loomis Sayles, began his investment career in 1980 and joined Loomis Sayles in 1994. Mr. Rolley holds the designation of Chartered Financial Analyst. He received a B.A. from Occidental College, studied graduate economics at the University of Pittsburgh and has over 27 years of investment experience.

Linda L. Schweitzer has served as portfolio manager of the Fund since February 2007. Ms. Schweitzer, Vice President of Loomis Sayles, began her investment career in 1986 and joined Loomis Sayles in 2001. Ms. Schweitzer holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Rochester, an M.B.A. from Boston University and has over 21 years of investment experience.

Please see the SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.


DISTRIBUTION PLANS AND ADMINISTRATIVE SERVICES AND OTHER FEES


For the Retail Class of the Fund, the Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay fees for the sale and distribution of Retail Class shares and for services provided to shareholders. This 12b-1 fee currently is 0.25% of the Fund's average daily net assets attributable to the shares of a particular Class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Natixis Distributors, L.P. (the "Distributor"), on behalf of Loomis Sayles, may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Fund a continuing fee at an annual rate of up to 0.35% of the value of Fund shares held for those customers' accounts, although this continuing fee is paid by the Distributor, on behalf of Loomis Sayles, out of its own assets and is not assessed against the Fund.

The Distributor and its affiliates may, out of their own resources, make payments in addition to the payments described in this section to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer's or intermediary's clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of the Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund's inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and other financial intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

GENERAL INFORMATION

HOW FUND SHARES ARE PRICED


"Net asset value" is the price of one share of the Fund without a sales charge and is calculated each business day using this formula:


                    Total market value of securities + Cash and other assets
                                         - Liabilities
Net Asset Value =   --------------------------------------------------------
                                  Number of outstanding shares


The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Fund's Board of Trustees, as summarized below:

..   A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. The Fund's shares will not be priced on the days on which the Exchange is closed for trading. In addition, the Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value" in the SAI for more details.

..   The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (minus applicable redemption or other charges as described earlier in this Prospectus) after your order is received "in good order."/1/

..   Requests received by a Fund after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open.

..   A fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

..   The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent "in good order." If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day's net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m. Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.

/1/ Please see the "How to Purchase Shares" section, which provides additional information regarding who can receive a purchase order.


Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Fund or send your order by mail as described in the sections "How to Purchase Shares" and "How to Redeem Shares."

Generally, Fund securities are valued as follows:

    . Equity securities -- market price or as provided by a pricing service if market price is unavailable.

    . Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

    . Short-term obligations (remaining maturity of 60 days or less) -- amortized cost (which approximates market value).


    . Securities traded on foreign exchanges -- market price on the non-U.S. exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated.

    . Options -- The Fund generally values index options at the average of the closing bid and asked quotations. Under normal market conditions, the Fund will generally consider the value of index options determined at the close of trading on the Chicago Board Options Exchange (the "CBOE") (normally 4:15 p.m. Eastern time) to be the value at the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time). However, under some circumstances, the Fund will consider the closing price on the CBOE to not reflect the value of the index options at the close of the NYSE. In such circumstances the options will be fair valued by or pursuant to procedures approved by the Board of Trustees.


    . Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

    . All other securities -- fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.


As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund's net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.


ACCESSING YOUR ACCOUNT INFORMATION

Loomis Sayles Funds Website You can access our website at www.loomissayles.com to perform transactions (purchases, redemptions or exchanges), to review your account information, change your address, order duplicate statements or tax forms, or to obtain a prospectus, an SAI, an application or periodic reports.

Loomis Sayles Automated Voice Response System You have access to your account 24 hours a day by calling Loomis Sayles' automated voice response system at 800-633-3330, option 1. Using this customer service option you may review your account balance and Fund prices, order duplicate statements, order duplicate tax forms, obtain distribution and performance information and obtain wiring instructions.

HOW TO PURCHASE SHARES


You can buy shares of the Fund in several ways:


Through a financial adviser Your financial adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds. Your financial adviser may charge you for his or her services. Your adviser must receive your request in proper form before the close of regular trading on the Exchange for you to receive that day's NAV.


Through a broker-dealer You may purchase shares of the Fund through a broker-dealer that has been approved by the Distributor, which can be contacted at 399 Boylston Street, Boston, MA 02116. Your broker-dealer may charge you a fee for effecting such transactions. Your broker-dealer must receive your request in proper form before the close of regular trading on the Exchange for you to receive that day's NAV.


Directly from the Fund Loomis Sayles Funds must receive your purchase request in proper form before the close of regular trading on the Exchange in order for you to receive that day's NAV.


You can purchase shares directly from the Fund in several ways:

    . By mail You can buy shares of the Fund by submitting a completed application form, which is available online at www.loomissayles.com or by calling Loomis Sayles Funds at 800-633-3330, along with a check payable to Loomis Sayles Funds for the amount of your purchase to:


Regular Mail:                            Overnight Mail:
-------------                            ---------------
Loomis Sayles Funds                      Loomis Sayles Funds
P.O. Box 219594                          330 West 9th Street
Kansas City, MO 64121-9594               Kansas City, MO 64105-1514

   After your account has been established, you may send subsequent investments directly to Loomis Sayles Funds at the above addresses. Please include either the investment slip from your account statement or a letter specifying the Fund name, your account number and your name, address and telephone number.

    . By wire You also may wire subsequent investments by using the following wire instructions. Your bank may charge a fee for transmitting funds by wire.

          State Street Bank and Trust Company
          ABA No. 011000028
          DDA 9904-622-9
          (Your account number)
          (Your name)
          (Name of Fund)

    . By telephone If you established the electronic transfer privilege on your new account, you can make subsequent investments by calling Loomis Sayles Funds at 800-633-3330. If you did not establish the electronic transfer privilege on your application, you may add the privilege by obtaining an Account Options Form through your financial adviser, by calling Loomis Sayles Funds at 800-633-3330 or by visiting www.loomissayles.com.

    . By exchange You may purchase shares of a Fund by exchange of shares of another Fund by sending a signed letter of instruction to Loomis Sayles Funds, by calling Loomis Sayles Funds at 800-633-3330 or by accessing your account online at www.loomissayles.com.

    .  By internet If you have established a Personal Identification Number
       (PIN) and you have established the electronic transfer privilege, you can make subsequent investments through your online account at www.loomissayles.com. If you have not established a PIN but you have established the electronic transfer privilege from www.loomissayles.com, click on "Account Access" then click on the appropriate user type and then follow the instructions.

    . Through systematic investing You can make regular investments of $50 or more per month through automatic deductions from your bank checking or savings account. If you did not establish the electronic transfer privilege on your application, you may add the privilege by obtaining an Account Options Form through your financial adviser, by calling Loomis Sayles Funds at 800-633-3330 or by visiting www.loomissayles.com.

The Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the Exchange for your shares to be bought or sold at the Fund's NAV on that day. Purchases made through ACH prior to the close of regular trading on the Exchange will be considered to be received and will be effected at the NAV calculated on the following business day.

Subject to the approval of the Fund, an investor may purchase Institutional Class shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if Loomis Sayles deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

All purchases made by check should be in U.S. dollars and made payable to Loomis Sayles Funds. The Fund will not accept checks made payable to anyone other than Loomis Sayles Funds (including third party checks) or starter checks. In addition, the Fund will not accept checks drawn on credit card accounts. When you make an investment by check or by periodic account investment, you will not be permitted to redeem that investment until the shares have been in your account for 15 days.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. See "Restrictions on Buying, Selling and Exchanging Shares" below. Except as otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

The Fund is required by federal regulations to obtain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity is not verified.

The following table shows the investment minimum for each class of shares of the Fund.


Fund                                                 Minimum Initial Investment
----                                                 --------------------------
Loomis Sayles Global Bond Fund                        Institutional - $100,000
                                                          Retail - $2,500


The Fund's shares may be purchased by all types of tax-deferred retirement plans. If you wish to open an individual retirement account (IRA) with the Fund, you may obtain retirement plan forms available online at www.loomissayles.com, or by calling Loomis Sayles Funds at 800-633-3330.

Each subsequent investment must be at least $50. Loomis Sayles Funds reserves the right to waive these minimums in its sole discretion, including for certain retirement plans whose accounts are held on the books of the Fund's transfer agent in an omnibus fashion. At the discretion of Loomis Sayles, employees and clients of Loomis Sayles, and their respective family members, may purchase shares of the Fund offered through this prospectus below the stated minimums. In addition, at the discretion of Natixis Advisors, clients of Natixis Advisors may also purchase shares of the Fund below the stated minimums.

In our continuing effort to reduce the Fund's expenses and amount of mail that you receive from Loomis Sayles Funds, we will mail only a single copy of prospectuses, proxy statements and financial reports to your household. Additional copies may be obtained by calling 800-633-3330.

This program will continue in effect unless you notify us that you do not want to participate in this combined mailing program. If you wish to receive separate mailings for the Fund in the future, please call us at the telephone number above or mail your written request to Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 64121-9594 and we will resume separate mailings within 30 days.

Small Account Policy In order to address the relatively higher costs of servicing smaller fund positions, the Fund may assess, on an annual basis, a minimum balance fee of $20 on accounts that fall below $500. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The minimum balance fee does not apply to directly registered accounts that (i) make monthly purchases through systematic investing or (ii) are retirement accounts. If your Fund account falls below $50 the Fund may redeem your remaining shares and send the proceeds to you. Accounts associated with defined contribution plans are excepted from the minimum balance fee and liquidation.

HOW TO REDEEM SHARES


You can redeem shares of the Fund any day the Exchange is open either through your financial advisor or directly from the Fund. If you are redeeming shares that you purchased within the past 15 days by check, telephone ACH or online ACH, your redemption will be delayed until the shares have been in your account for 15 days.

Because large redemptions are likely to require liquidation by the Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.


A 2% redemption fee may apply to redemptions of shares within 60 days of their acquisition. See the section "Restrictions on Buying, Selling and Exchanging Shares."

Redemptions through your financial adviser Your adviser must receive your request in proper form before the close of regular trading on the Exchange for you to receive that day's NAV (less any applicable charges). Your adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds on a timely basis and may charge you for his or her services.


Redemptions through your broker-dealer You may redeem shares of the Fund through a broker-dealer that has been approved by the Distributor, which can be contacted at 399 Boylston Street, Boston, MA 02116. Your broker-dealer may charge you a fee for effecting such transaction. Your broker-dealer must receive your request in proper form before the close of regular trading on the Exchange for you to receive that day's NAV (less any applicable charges). Your redemptions generally will be wired to your broker-dealer on the first business day after your request is received in good order.

Redemptions directly from the Fund Loomis Sayles Funds must receive your redemption request in proper form before the close of regular trading on the Exchange in order for you to receive that day's NAV (less any applicable charges). Your redemptions generally will be sent to you via first class mail within three business days after your request is received in good order.

You may make redemptions directly from the Fund in several ways:


..   By mail Send a signed letter of instruction that includes the name of the
    Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number and the number of shares or dollar amount to be redeemed to the following address:

Regular Mail:                            Overnight Mail:
-------------                            ---------------
Loomis Sayles Funds                      Loomis Sayles Funds
P.O. Box 219594                          330 West 9th Street
Kansas City, MO 64121-9594               Kansas City, MO 64105-1514

   If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

   All owners of shares must sign the written request in the exact names in which the shares are registered. The owners should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).


    . By exchange You may sell some or all of your shares of the Fund and use the proceeds to buy shares of another Loomis Sayles Fund by sending a letter of instruction to Loomis Sayles Funds, calling Loomis Sayles Funds at 800-633-3330 or exchanging online at www.loomissayles.com.


    .  By internet If you have established a Personal Identification Number
       (PIN), and you have established the electronic transfer privilege, you can redeem shares through your online account at www.loomissayles.com. If you have not established a PIN, but you have established the electronic transfer privilege, click on "Account Access" at www.loomissayles.com, click on the appropriate user type, and then follow the instructions.

    . By telephone You may redeem shares by calling Loomis Sayles Funds at 800-633-3330. Proceeds from telephone redemption requests can be wired to your bank account, sent electronically by ACH to your bank account or sent by check in the name of the registered owner(s) to the record address. A wire fee will be deducted from your proceeds. Your bank may charge you a fee to receive the wire.

   Retirement shares may not be redeemed by telephone. Please call Loomis Sayles Funds at 800-633-3330 for an IRA Distribution Form, or download the form online at www.loomissayles.com.


   The telephone redemption privilege may be modified or terminated by the Fund without notice. Certain of the telephone redemption procedures may be waived for holders of Institutional Class shares.


   The maximum value of shares that you may redeem by telephone or internet is $50,000. For your protection, telephone or internet redemption requests will not be permitted if Loomis Sayles Funds has been notified of an address change or bank account information change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Loomis Sayles Funds will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

    . Systematic Withdrawal Plan If the value of your account is $25,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 800-633-3330 for more information or to set up a systematic withdrawal plan or visit www.loomissayles.com to obtain an Account Options Form.

    . By Wire Before Loomis Sayles Funds can wire redemption proceeds to your bank account, you must provide specific wire instructions to Loomis Sayles Funds in writing. A wire fee will be deducted from the proceeds of each wire.

    . By ACH For ACH redemptions, proceeds (less any applicable redemption fee) will generally arrive at your bank within three business days.

Medallion Signature Guarantee You must have your signature guaranteed by a bank, broker-dealer, or other financial institution that can issue a medallion signature guarantee for the following types of redemptions:

..   If you are redeeming shares worth more than $50,000.

..   If you are requesting that the proceeds check be made out to someone other than the registered owner(s) or sent to an address other than the address of record.

..   If the account registration or bank account information has changed within the past 30 days.

..   If you are instructing us to send the proceeds by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.


The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. Please note that a notary public cannot provide a medallion signature guarantee. This signature guarantee requirement may be waived by Loomis Sayles Funds in certain cases.


HOW TO EXCHANGE SHARES


You may exchange Retail Class shares of the Fund, subject to investment minimums, for Retail Class shares of any Loomis Sayles Fund that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of Natixis Cash Management Trust, a money market fund that is advised by Natixis Advisors, an affiliate of Loomis Sayles. You may exchange Institutional Class shares of the Fund, subject to investment minimums, for Institutional Class shares of any Loomis Sayles Fund that offers Institutional Class shares, for Class Y shares of any Natixis Fund that offers Class Y shares or for Class A shares of Natixis Cash Management Trust. All exchanges are subject to any restrictions described in the applicable Funds' prospectuses.

You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details.


The value of Fund shares that you wish to exchange must meet the investment minimum requirements of the new fund.

You may make an exchange by sending a signed letter of instruction, through your online account at www.loomissayles.com, or by telephone unless you have elected on your account application to decline telephone exchange privileges.

Please remember that an exchange may be a taxable event for federal and/or state income tax purposes, so that you may realize a gain or loss that is subject to income tax.

A 2% redemption fee may apply to exchanges of shares within 60 days of their acquisition. See the section "Restrictions on Buying, Selling and Exchanging Shares."

CONVERSION RIGHTS


In certain limited circumstances, you may convert Retail Class shares of the Fund to Institutional Class shares of the Fund or convert Institutional Class shares of the Fund to Retail Class shares of the Fund. The value of shares that you wish to convert must meet the investment minimum requirements of the new Class. The conversion from one class of shares to another will be based on the respective net asset values of the separate classes on the trade date for the conversion. You will not be charged any redemption fee or exchange fee as a result of the exchange. A conversion between share classes of the same fund is a nontaxable event to the shareholder.

You may convert Retail Class shares of the Fund to Institutional Class shares of the Fund if you have accumulated shares with a net asset value greater than or equal to the minimum investment amount for Institutional Class shares of the Fund. You may convert from Institutional Class shares to Retail Class shares only if the investment option or program through which you invest no longer permits the use of Institutional Class shares in that option or program or if you otherwise are no longer able to participate in Institutional Class shares.
A conversion into a class of shares is subject to the purchase restrictions of such Class as described in the Fund's prospectus (see "How to Purchase Shares").


In order to convert shares, you must complete the Cross Share Exchange Form and return it to Loomis Sayles Funds at the following address:

Regular Mail:                            Overnight Mail:
-------------                            ---------------
Loomis Sayles Funds                      Loomis Sayles Funds
P.O. Box 219594                          330 West 9th Street
Kansas City, MO 64121-9594               Kansas City, MO 64105-1514


You can obtain the form by calling 800-633-3330 or by visiting the Fund's website at www.loomissayles.com. All requests for conversions (including requests for accounts traded through the National Securities Clearing Corporation) must be provided on the Cross Share Exchange Form.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES


Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. The Fund's Board of Trustees has adopted the following policies to address and discourage frequent purchases and redemptions of Fund shares.

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under "How to Redeem Shares."

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to reject any purchase or exchange order, the Fund and the Distributor may (but are not obligated) to restrict purchases and exchanges for the accounts of "market timers." An account may be deemed to be one of a market timer if it makes two "round trips" in the Fund over a 90-day interval, as determined by the Fund. A "round trip" is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the Fund. The preceding is not an exclusive description of activities that the Fund and the Distributor may consider to be "market timing."


Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Fund and the Distributor will not always be able to detect market timing activity, investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners. If the Fund believes that an investor has engaged in disruptive, short-term trading in violation of the Fund's policies through an omnibus account, the Fund will attempt to limit transactions by the underlying account or beneficial owner which engaged in such trading, although it may be unable to do so.

The Fund also seeks to prevent excessive and disruptive trading practices through the assessment of redemption fees on shares redeemed or exchanged within a given time period. See the section "Redemption Fees" for more information.

Redemption Fees Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, any class shares of the Fund within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Fund of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.


The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.


The Fund currently does not impose a redemption fee on a redemption of:

    . shares acquired by reinvestment of dividends or distributions of the Fund; or


    . shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or

    .  shares redeemed as part of a systematic withdrawal plan; or

    .  shares redeemed due to the death or disability of the shareholder; or


    . shares redeemed by the Fund due to the shareholder's failure to satisfy the Fund's minimum balance policy or in connection with the merger or liquidation of the Fund; or

    . shares redeemed to return an excess contribution in a Natixis/Loomis-sponsored retirement plan, such as an IRA or 403(b)(7) plan, or to effect a required minimum distribution from such a retirement plan.

The redemption fee also does not apply to changes of account registration or transfers within the Fund or to shares converted from one share class to another share class of the Fund. In these transactions, subject to systematic limitations, the redemption fee aging period will carry over to the acquired shares, such that if the acquired shares are redeemed or exchanged before the expiration of the aging period, a redemption fee will be applied.

The Fund may modify or eliminate these waivers at any time. In addition, the Fund may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.

The ability of the Fund to assess a redemption fee on transactions by underlying shareholders of omnibus and other accounts maintained by brokers, retirement plan accounts and fee-based program accounts may be limited.

DIVIDENDS AND DISTRIBUTIONS


It is the policy of the Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. The Fund also distributes substantially all of its net capital gains realized from the sale of portfolio securities after applying any capital loss carryforwards.

Any capital gain distributions normally are made annually, but may be made more frequently as deemed advisable by the Fund and as permitted by applicable law. The trustees may change the frequency with which the Fund declares or pays dividends. The table below provides further information about the Fund's dividend policy.



Fund                                                Dividend Policy
----                                     -------------------------------------
Loomis Sayles Global Bond Fund           Generally, declares and pays
                                         dividends monthly


You may choose to:

..   reinvest all distributions in additional shares.

..   have checks sent to the address of record for the amount of distribution or have the distribution transferred through Automated Clearing House to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

TAX CONSEQUENCES


Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any foreign, state, or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code ("the Code") necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the dividend or distribution is taxable. You can avoid this, if you choose, by investing after the Fund has paid a dividend. Investors in tax-advantaged retirement accounts do not need to be concerned about this.


Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.


For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced - in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under "Taxes."

Sale or Exchange of Fund Shares. Any gain resulting from the sale or exchange of your shares will generally be subject to tax. Shareholder transactions in the Fund's shares resulting in gains from selling shares held for more than one year generally are taxed at capital gain rates, while those resulting from sales of shares held for one year or less generally are taxed at ordinary income rates.

Taxation of Certain Investments. The Fund's investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

The Fund's investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The Fund may at times buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed.


Income distributions from REITs generally are not entitled to be treated as qualified dividend income. For other implications of the Fund's investments in REITs, see the SAI under "Distributions and Taxes."


Non-U.S. Shareholders. Capital Gain Dividends will not be subject to withholding. In general, dividends other than Capital Gain Dividends paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "Foreign Person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and
(ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. The Fund does not intend to make such designations. Pending legislation would extend the exemption from withholding for interest-related distributions and short-term capital gain distributions for one year. At the time of this filing, it is unclear whether the legislation will be enacted.

Backup Withholding. The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.


You should consult your tax adviser for more information on your own tax situation, including possible federal, state or local taxes.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been
audited by [          ], an independent registered public accounting firm,
whose report, along with the Fund's financial statements, is included in the Fund's annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

                                    Income (Loss) from
                                  Investment Operations               Less Distributions
                           ------------------------------------  ---------------------------
               Net asset                                Total      Dividends    Distributions
                value,        Net       Net realized     from         from        from net
               beginning   investment  and unrealized investment net investment   realized
             of the period income/(a)/  gain (loss)   operations     income     capital gains
             ------------- ----------  -------------- ---------- -------------- -------------
Global Bond Fund

Institutional Class
9/30/2007       $[____]      $[___]        $[___]       $[___]      $[____]        $[____]
9/30/2006         15.57        0.48          0.16         0.64        (0.70)         (0.08)
9/30/2005         15.59        0.44          0.05         0.49        (0.46)         (0.05)
9/30/2004         14.93        0.48          0.78         1.26        (0.60)            --
9/30/2003         12.68        0.62          2.25         2.87        (0.62)            --
Retail Class
9/30/2007       $[____]      $[___]        $[___]       $[___]      $[____]       $ [____]
9/30/2006         15.43        0.44          0.15         0.59        (0.65)         (0.08)
9/30/2005         15.46        0.40          0.05         0.45        (0.43)         (0.05)
9/30/2004         14.83        0.43          0.79         1.22        (0.59)            --
9/30/2003         12.62        0.58          2.24         2.82        (0.61)            --



(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
    (b) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses, if applicable. (c) The adviser has agreed to reimburse a portion of the Fund's expense during the period. Without this reimbursement, if any, the Fund's ratio of expenses would have been higher. (d) Amount rounds to less than $0.01 per share.
    (e) Includes expense recapture of 0.03% for Global Bond Fund.




                                                                      Ratios to Average Net Assets
                                                                  -----------------------------------
                              Net asset               Net assets,                               Net
                                value,                  end of                               investment Portfolio
Total           Redemption      end of      Total     the period       Net         Gross       income   turnover
distributions      fees       the period return%/(b)/   (000's)   expenses%/(c)/ expenses%    (loss)%     rate%
-------------   ----------    ---------- -----------  ----------- -------------  ---------   ---------- ---------
  $[___]          $[___]/(d)/   $ [___]     [___]      $ [_____]      [___]        [___]        [___]      [__]
  (0.78)           0.00/(d)/     15.43       4.3        643,991       0.74/(e)/    0.74/(e)/    3.21        77
 (0.51)            0.00/(d)/     15.57       3.1        553,704       0.75         0.80         2.75        63
 (0.60)            0.00/(d)/     15.59       8.6        287,830       0.80         0.85         3.15        61
 (0.62)              --          14.93      23.4         83,325       0.90         0.94         4.50       107
    --               --          12.68      14.4         44,810       0.90         1.07         5.78        65

  $[___]          $[___]/(d)/   $ [___]     [___]      $ [_____]      [___]        [___]        [___]      [__]
  (0.73)           0.00/(d)/     15.29       4.0        540,697       1.00         1.09         2.93        77
 (0.48)            0.00/(d)/     15.43       2.8        699,498       1.00         1.09         2.57        63
 (0.59)            0.00/(d)/     15.46       8.4        413,652       1.04         1.10         2.88        61
 (0.61)              --          14.83      23.1         55,487       1.15         1.21         4.13       107
    --               --          12.62      14.1         12,103       1.15         1.47         5.53        65

FINANCIAL HIGHLIGHTS




If you would like more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports - Provide additional information about the Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI) - Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Fund's annual or semiannual reports or its SAI, or to make shareholder inquiries generally, contact your financial representative, or Loomis Sayles at 800-633-3330. The Fund's annual and semiannual reports and SAI are available on the Fund's website at www.loomissayles.com.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund's reports and SAI are available free from the EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


Portfolio Holdings A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Natixis Distributors, L.P. ("Natixis Distributors"), an affiliate of Loomis Sayles, and other firms selling shares of Loomis Sayles Funds are members of the Financial Industry Regulatory Authority ("FINRA"). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 800-289-9999 or by visiting its Web site at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds and Loomis Sayles Funds. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call us at (617) 449-2828.


       Loomis Sayles Funds
       P.O. Box 219594
       Kansas City, MO 61421-9594
       800-633-3330
       www.loomissayles.com

Loomis Sayles Funds I
File No. 811-08282                                                M-LSFI51-0207

[LOOMIS SAYLES FUND LOGO]

STATEMENT OF ADDITIONAL INFORMATION


FEBRUARY 1, 2008


LOOMIS SAYLES FUNDS I




Loomis Sayles Global Bond Fund





This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the Loomis Sayles Global Bond Fund (the "Fund"), a series of Loomis Sayles Funds
I. This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Fund's Prospectus dated February 1, 2008, as from time to time revised or supplemented (the "Prospectus"). Investors may obtain the Prospectus without charge from Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 61421-9594, by calling 800-633-3330 or by visiting www.loomissayles.com.



The Fund's financial statements and accompanying notes that appear in the Fund's annual report are incorporated by reference into this Statement. The Fund's annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-633-3330 or by visiting the Fund's website at www.loomissayles.com.

                                TABLE OF CONTENTS


THE TRUST .................................................................       1
INVESTMENT STRATEGIES AND RISKS ...........................................       1
Investment Restrictions ...................................................       1
Investment Strategies .....................................................       5
TEMPORARY DEFENSIVE POSITIONS .............................................      24
PORTFOLIO TURNOVER ........................................................      24
PORTFOLIO HOLDINGS INFORMATION ............................................      24
OWNERSHIP OF FUND SHARES ..................................................      37
INVESTMENT ADVISORY AND OTHER SERVICES ....................................      39
PORTFOLIO MANAGEMENT INFORMATION ..........................................      49
PORTFOLIO TRANSACTIONS AND BROKERAGE ......................................      54
DESCRIPTION OF THETRUST ...................................................      58
HOW TO BUY SHARES .........................................................      60
REDEMPTIONS ...............................................................      60
SHAREHOLDER SERVICES ......................................................      61
NET ASSET VALUE ...........................................................      63
TAXES .....................................................................      64
PERFORMANCE INFORMATION ...................................................      71
FINANCIAL STATEMENTS ......................................................      71
APPENDIX A ................................................................     A-1

                                    THE TRUST


      Loomis Sayles Funds I is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated December 23, 1993, as amended and restated on June 22, 2005, and is a "series" company as described in Section 18(f)(2) of the Investment Company Act of 1940 (the "1940 Act"). Prior to July 1, 2003, Loomis Sayles Funds I was named "Loomis Sayles Investment Trust." The Trust offers a total of ten series.


      The Loomis Sayles Global Bond Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on May 10, 1991. The Fund reorganized into newly created series of Loomis Sayles Funds I and ceased to be series of Loomis Sayles Funds II on September 12, 2003.





                         INVESTMENT STRATEGIES AND RISKS

INVESTMENT RESTRICTIONS


      The following is a description of restrictions on the investments to be made by the Fund. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The other restrictions set forth below are not fundamental policies and may be changed by the Trust's Board of Trustees. Except in the case of the 15% limitation on illiquid securities, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

The Loomis Sayles Global Bond Fund may not:

      (1) Invest in companies for the purpose of exercising control or management.

      *(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      *(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

      *(4) Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

      (5) With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's assets (taken at current value) would then be invested in securities of a single issuer.

      (6) With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

      (7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

      *(8) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

      *(9)  Borrow money, except to the extent permitted under the 1940 Act.

      (10) Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

      (11) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

      (12) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

      (13) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

      (14) Write or purchase puts, calls, or combinations of both, except that the Fund may (i) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (ii) purchase and sell put and call options on securities, and (iii) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

      *(15) Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

      (16) Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

      The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (13) above.

      In restriction (16), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirements, but would not be required to sell portfolio holdings that have increased in value.

      For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

INVESTMENT STRATEGIES


      The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices, that may be used by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the investment adviser to the Fund, in managing the Fund. The Fund's primary strategies are detailed in its Prospectus. The list of securities or other instruments under each category below is not intended to be an exclusive list of securities, instruments and practices for investment, and unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the prospectus, under "Investment Restrictions" above, or under applicable law, the Fund may engage in each of the strategies and invest in each security and instrument listed below. Loomis Sayles may invest in a general category listed below and where applicable with particular emphasis on a certain type of security but investment is not limited to the categories listed below or the securities specifically enumerated under each category. Loomis Sayles may invest in any security that falls under the specific category including securities that are not listed below. The Prospectus and/or this Statement will be updated if the Fund begins to engage in investment practices that are not described in the Prospectus and/or this Statement.

FUND         SECURITIES                                                                               PRACTICES
-----------  ---------------------------------------------------------------------------------------  ------------------------------
GLOBAL BOND  DEBT SECURITIES (Investment Grade Fixed Income Securities, Corporate Bonds, Convertible  TEMPORARY DEFENSIVE STRATEGIES
FUND         Securities, World Government Securities, Lower Quality Fixed Income Securities,          REPURCHASE AGREEMENTS
             Asset-Backed Securities, Zero-Coupon Securities, 144A Securities, Mortgage-Related       FUTURES CONTRACTS OPTIONS
             Securities, REITs, Stripped Securities, Mortgage-Backed Securities, When-Issued          SWAP CONTRACTS
             Securities, Commercial Paper, Collateralized Mortgage Obligations, Mortgage Dollar
             Rolls, Inflation Linked Bonds)
             EQUITY SECURITIES (Investment Companies)
             FOREIGN SECURITIES (Emerging Markets, Supranational Entities, Currency Transactions)

ADJUSTABLE RATE MORTGAGE SECURITY ("ARM")

      An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

ASSET-BACKED SECURITIES


      The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. (Mortgage-backed securities are a type of asset-backed security.) Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation structure (described below). Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.





COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

      CMOs are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities.


COMMON STOCKS AND OTHER EQUITY SECURITIES

      Common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.


      Growth stocks of companies that Loomis Sayles believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Loomis Sayles' assessment of the prospects for a company's earnings growth is wrong, or if its judgment of how other investors will value the company's earnings growth is wrong, then the price of that company's stock may fall or may not approach the value that Loomis Sayles has placed on it.



      Value stocks of companies that are not expected to experience significant earnings growth, but whose stocks Loomis Sayles believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If Loomis Sayles' assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that Loomis Sayles has placed on it.


      Many stocks may have both "growth" and "value" characteristics, and for some stocks it may be unclear which category, if any, it fits into.

CONVERTIBLE SECURITIES

      Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed income securities, but usually provide a lower yield than comparable fixed-income securities. Many convertible securities are relatively illiquid.

DEPOSITARY RECEIPTS


The Fund may invest in foreign equity securities by purchasing "depositary receipts." Depositary receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and price may be more volatile than sponsored depositary receipts. American Depositary Receipts ("ADRs") are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency exchange risk.

EMERGING MARKETS

      Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, very limited numbers of potential buyers for such securities, less developed custodial and deposit systems and delays and disruptions in securities settlement procedures.


      In determining whether to invest in securities of foreign issuers, Loomis Sayles may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce the Fund's net income available for distribution to shareholders.


FIXED INCOME SECURITIES


      Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. The net asset value of the Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.



      INVESTMENT GRADE FIXED INCOME SECURITIES To be considered investment grade quality, at least one major rating agency (such as Fitch, Moody's or Standard & Poor's) must have rated the security in one of its top four rating categories at the time the Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.



      LOWER QUALITY FIXED INCOME SECURITIES Lower quality fixed income securities ("junk bonds") are below investment grade quality. To be considered below investment grade quality, none of the major rating agencies must have rated the security in one of its top four rating categories at the time the Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.



      Lower quality fixed income securities are subject to greater credit risk and market risk than higher quality fixed income securities. Lower quality fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If the Fund invests in lower quality fixed income securities, the Fund's achievement of its objective may be more dependent on Loomis Sayles' own credit analysis than is the case with funds that invest in higher quality fixed income securities. The market for lower quality fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower quality fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower quality fixed income securities may be in poor standing or in default and typically have speculative characteristics.


      For more information about the ratings services' descriptions of the various rating categories, see Appendix A. The Fund may continue to hold fixed income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

FOREIGN CURRENCY TRANSACTIONS


      The Fund may engage in currency exchange transactions. To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, or to gain exposure to one or more foreign currencies the Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). Such forward contracts may be entered into on a non-deliverable basis, which means that the parties settle the contract through a payment of cash in an amount equal to the net obligations under the contract rather than by delivery of the foreign currency against payment of an agreed-upon price. The Fund will maintain cash or other liquid assets eligible for purchase by the Fund either designated on the Fund's records or in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. Loomis Sayles may decide not to engage in currency transactions and there is no assurance that any currency hedging strategy used by the Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions when they would be beneficial. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions, which are described below under below under "Options and Futures Transactions."

      Transactions in foreign currencies, foreign-currency denominated debt securities and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Currency Exchange Transactions. The Fund may engage in currency exchange transactions.


      Cross-Hedging. The Fund may engage in cross-hedging, which involves hedging transactions in currencies distinct form the base currencies of the Fund. The effect of cross-hedging is to reduce exposure to the hedged currencies while establishing exposure to another currency. The rationale for this strategy could be related to price dislocations in the market, overvalued relative exchange rates between the two currencies, differential yield curve shapes or unusual differences in money market rates, among other things.

      Currency Hedging. The Fund may also engage in currency hedging to protect against a decline in the value of currencies in which it invests. This strategy generally involves hedging non-US dollar currencies back to US dollars through the use of currency forward contracts. The primary risks associated with currency hedging are counterparty risk and the risk that the hedge does not correlate perfectly with the Fund's exposure to the currency being hedged.

      Investments in Currencies as an Asset Class. The Fund may invest in currencies as an asset class. This strategy may enable Loomis Sayles to express positive or negative views on currencies by investing directly in the currencies themselves without having to invest in securities denominated in those currencies. This strategy may also be useful in situations where bonds are either unavailable to the Fund due to market conditions or foreign market restrictions, or where bonds are unattractive from a credit standpoint. Generally, Loomis Sayles would invest in currencies through forward foreign currency exchange transactions rather than buying (or selling) currencies outright.

FOREIGN SECURITIES


      The Fund may invest in foreign securities. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers.



      Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.



      In addition, although the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.


      There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

ILLIQUID SECURITIES


      The Fund may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.



      The Fund may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the

"Securities Act"). The Fund may also purchase commercial paper issued under
Section 4(2) of the Securities Act. Investing in Rule 144A securities and
Section 4(2) commercial paper could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by the Trust's Board of Trustees, that the particular issue is liquid.


INFLATION LINKED BONDS


      The Fund may invest in inflation linked bonds. Inflation linked bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. The Fund may invest in inflation linked bonds issued by the Japanese government. These bonds generally have maturities of ten or thirty years and interest is payable semiannually. The principal amount of these bonds increases with increases in the price index used as a reference for the bonds. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal (as adjusted) by a fixed coupon rate.



      Although inflation indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation linked bonds generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. In inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation linked bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rate might rise, leading to a decrease in the value of inflation linked bonds. If inflation is lower than expected during a period holds inflation linked bonds, the Fund may earn less on such bonds than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation linked bonds may not be protected to the extent the increase is not reflected in the price index used as a reference for the bonds. There can be no assurance that the price index used for an inflation linked bond will accurately measure the real rate of inflation in the prices of goods and services. Inflation linked bonds issued by the Japanese government will be subject to the risks described above under "Foreign Securities." The Fund may also invest in Treasury Inflation-Protected Securities issued by the U.S. government. See "U.S. Government Securities" below for additional information.


INVESTMENT COMPANIES


      Investment companies, including companies such as "iShares," "SPDRs" and "VIPERs," are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, the Fund will bear its ratable share of the investment company's expenses, including advisory fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.



      Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries. In other cases, when Loomis Sayles desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

MORTGAGE DOLLAR ROLLS


      The Fund may enter into mortgage dollar rolls. A dollar roll involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will designate on its records or segregate with its custodian bank assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


MORTGAGE-RELATED SECURITIES


      The Fund may invest in mortgage-related securities, such as Government National Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA") certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase, and slower-than-expected prepayments tend to reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund's portfolio securities.


MONEY MARKET INSTRUMENTS


      The Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, the Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes.


      Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

OPTIONS AND FUTURES TRANSACTIONS

      An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at a specified time or times, such as the end of its term. Options may be traded on or off an established securities exchange.

      If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. The Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.



      The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the option. The Fund's option strategies will not be fully effective if such imperfect correlation occurs.


      Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

      An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


      An over-the-counter option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With over-the-counter options, the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.



      Income earned by the Fund from its options activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.



      The Fund is operated by a person who has claimed exclusion from the definition of a "commodity pool operator" under the Commodity Exchange Act (the "CEA") and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.


      A futures contract is an agreement between two parties to buy and sell a particular security, commodity or of securities and commodities (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and S&P 500 Index futures trade in contracts equal to $500 multiplied by the S&P 500 Index.


      When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will either "earmark" on the Fund's records or place in a segregated account with the Fund's custodian cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will either designate on the Fund's records or place in a segregated account with the custodian cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts. For futures contracts which are contractually required to settle in cash (rather than by delivery of the underlying security or commodity), the Fund may designate or segregate liquid assets in an amount equal to the Fund's daily marked-to-market (net) obligations rather than the notional value of such contract.


      Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

      Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.


      The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price, or currency value movements within a given time frame. To the extent interest rates, stock prices, or currency values move differently from to that anticipated, the Fund may realize a loss on the option and futures transaction, that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (e.g., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the option and futures transaction.


PAY-IN-KIND SECURITIES


      The Fund may invest in pay-in-kind securities. Pay-in-Kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.


PRIVATE PLACEMENTS


      The Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult or impossible to sell the securities when its investment adviser believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely-held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing the Fund's net asset value.



      While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities," which are securities that cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities
Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.



      The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of Loomis Sayles may at times play a greater role in valuing these securities than in the case of unrestricted securities.



      Generally speaking, restricted securities may be sold only to qualified institutional buyers, in a privately-negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.


PRIVATIZATIONS


      The Fund may participate in privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Fund, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.


REAL ESTATE INVESTMENT TRUSTS ("REITS")

      REITs are pooled investment vehicles that invest primarily in either real estate or real-estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified outside of real estate, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and failing to maintain their exemptions from registration under the 1940 Act.

      REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely-held securities.


      The Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by the Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.


REPURCHASE AGREEMENTS


      The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by the Fund. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.


RULE 144A SECURITIES AND SECTION 4 (2) COMMERCIAL PAPER


      Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. The Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and
Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by the Trust's Board of Trustees, that the particular issue is liquid.


SECURITIES LENDING


      The Fund may lend from its total assets in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. Under some securities lending arrangements the Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, such loans will be called if possible, so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Board of Trustees of the Trust or persons acting pursuant to the direction of the Board.


      These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

SHORT-TERM TRADING


      The Fund may, consistent with its investment objective, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Generally, portfolio turnover considerations will not limit the adviser's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

STRUCTURED NOTES


      The Fund may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) or commodity index, a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.



      Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase the Fund's exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as commodities or stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments the Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the Fund's portfolio as a whole.



      Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of the Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the adviser's analysis of the issuer's creditworthiness and financial prospects, and of Loomis Sayles' forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply. Structured notes may be considered derivative securities.

"STRIPPED" SECURITIES


      The Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government, or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive the entire principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Fund intends to abide by the staff's position. Stripped securities may be considered derivative securities.


SUPRANATIONAL ENTITIES


      The Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. In addition to the risks of investing in securities generally, obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above under "Foreign Securities."


SWAP TRANSACTIONS


      The Fund may enter into interest rate or currency swaps to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities, or interest rates, to protect against currency fluctuations, to manage duration, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A swap transaction involves an agreement (typically with a bank, a brokerage firm or other financial institution as counterparty) to exchange two streams of payments (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The Fund will either designate on its records or segregate at its custodian bank liquid assets in an amount sufficient to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. To the extent that the Fund invests in swaps whose return corresponds to the performance of a foreign security or a foreign securities index, such swap transaction will involve risks similar to the risks of investing in foreign securities generally. See "Foreign Securities" above. Swaps are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as, participation notes and zero-strike warrants and options and debt-linked and/or equity-linked securities.



      The Fund may invest may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools' investment results may be designed to correspond generally to the performance of a specified securities index or "basket" of securities, sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that the Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition to the risks associated with investing in swaps generally, an investing fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as the Fund. Interests in privately offered investment pools of swaps may be considered illiquid and deemed liquid, subject to the Fund's restrictions on investments in illiquid securities.

TAX EXEMPT SECURITIES


      The Fund may invest in "Tax Exempt Securities," which term refers to debt securities the interest from which is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund's portfolio manager to be reliable), exempt from federal income tax. Tax Exempt Securities include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for federal operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term "Tax Exempt Securities" if the interest paid thereon, is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund's portfolio manager to be reliable), exempt from federal income taxation.


      Funds that invest in certain tax-exempt bonds or certain private activity bonds may not be a desirable investment for "substantial users" of facilities financed by such obligations or bonds or for "related persons" of substantial users. You should contact your financial adviser or attorney for more information if you think you may be a "substantial user" or a "related person" of a substantial user.

      There are variations in the quality of Tax Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A for a description of securities ratings).

      The two principal classifications of tax-exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax-exempt private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds are usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds are the responsibilities of the corporate user (and any guarantor).

      The yields on Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Further, information about the financial condition of an issuer of tax-exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded. The ratings of Fitch, Moody's and S&P represent their opinions as to the quality of the Tax Exempt Securities, which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but Loomis Sayles will consider such an event as part of its normal, ongoing review of all the Fund's portfolio securities.



      The Fund does not currently intend to invest in so-called "moral obligation" bonds, in which repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Fund.



      Securities in which the Fund may invest, including Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, legal or political developments might affect all or a substantial portion of the Fund's Tax Exempt Securities in the same manner.


      From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of Tax-Exempt Securities for investment by the Funds and the value of such Funds' portfolios could be materially affected, in which event such Funds would reevaluate their investment objectives and policies and consider changes in their structure or dissolution.

      All debt securities, including tax-exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues.

U.S. GOVERNMENT SECURITIES


The Fund may invest in some or all of the following U.S. government securities:


   U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

   U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 30 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

   Treasury Inflation-Protected Securities ("TIPS") - Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

   "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Funds, which reinvest any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

   "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

   "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. government.


      Risks. U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as Fannie Maes and Freddie Macs are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. FNMA and FHLMC have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.


      Please see "Mortgage-Related Securities" above for additional information on these securities.


      The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

WHEN-ISSUED SECURITIES


      "When-issued" equity securities are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. When-issued securities may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Fund will either designate on its records or cause its custodian to establish a segregated account when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.


ZERO-COUPON SECURITIES


      Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Code, the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

                          TEMPORARY DEFENSIVE POSITIONS


      The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, Loomis Sayles may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high-quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies. The use of defensive strategies may prevent the Fund from achieving its goal.



      In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.


                               PORTFOLIO TURNOVER


      The Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund's total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.


                         PORTFOLIO HOLDINGS INFORMATION


      The Fund's Board of Trustees has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. These policies are summarized below. Generally, portfolio holdings information will not be disclosed until it is first posted on the Fund's website at www.funds.natixis.com. Generally, full portfolio holdings information will not be posted until it is aged for at least 30 days. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Fund may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.



      The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Fund:



      (1) Disclosure of portfolio holdings posted on the Fund's website provided that information is shared no sooner than the next day following the day on which the information is posted;

      (2) Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Fund's portfolio holdings. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);



      (3) Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting recordkeeping services provided to the Fund, and to vendors that provide proxy services, including proxy voting administration and research services, to the adviser of the Fund (portfolio holdings of issuers as of record date for shareholder meetings);



      (4) Disclosure to employees of the adviser, principal underwriter, administrator, custodian, fund accounting agent, independent registered public accountants, fund counsel and independent trustees' counsel, as well as to broker dealers executing portfolio transactions for the Fund, provided that such disclosure is made for bona fide business purposes; and



      (5) Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Fund. Such exceptions will be reported to the Board of Trustees.



      With respect to items (2) through (4) above, disclosure is made pursuant to procedures that have been approved by the Board of Trustees, and may be made by employees of the Fund's adviser, administrator or custodian. With respect to
(5) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entity that receives information pursuant to this exception is GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Fund's semiannual financial statements, quarterly Form N-Q filing and other related items. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in
(4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Fund's officers determine on a case by case basis whether it is appropriate for the Fund to rely on such common law, professional or statutory duties. The Fund's Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from the Fund's chief compliance officer regarding any material issues concerning the Fund's disclosure of portfolio holdings or from officers of the Fund in connection with proposed new exceptions or new disclosures pursuant to item (5) above. Notwithstanding the above, there is no assurance that the Fund's policies on the sharing of portfolio holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.



      In addition, any disclosures of portfolio holdings information by the Fund or the adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund's and the adviser's fiduciary duty to shareholders, and the Fund's code of ethics. The Fund's policies expressly prohibit the sharing of portfolio holdings information if the Fund, the adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in the Fund or in other funds or accounts managed by the adviser or by any affiliated person of the adviser.



                             MANAGEMENT OF THE TRUST



      The Fund is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.


TRUSTEES AND OFFICERS


      The table below provides certain information regarding the trustees and officers of the Trust. For purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those trustees who are not "interested persons," as defined in the 1940 Act, of the Trust. In certain circumstances, trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered "independent" for the purposes of the requisite approval. For purposes of this Statement, the term "Interested Trustee" means those trustees who are "interested persons" of the Trust.

Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.


                           POSITION(S) HELD WITH THE
                             TRUST, LENGTH OF TIME                                                 NUMBER OF PORTFOLIOS IN FUND
                                  SERVED AND                PRINCIPAL OCCUPATION(S) DURING              COMPLEX OVERSEEN***
NAME AND YEAR OF BIRTH         TERM OF OFFICE*                     PAST 5 YEARS**                  AND OTHER DIRECTORSHIPS HELD
----------------------   -------------------------------  ------------------------------------   ---------------------------------
INDEPENDENT TRUSTEES

GRAHAM T. ALLISON, JR.         Trustee since 2003         Douglas Dillon Professor and                           41
(1940)                                                    Director of the Belfer Center for
                         Contract Review and Governance   Science and International Affairs,       Director, Taubman Centers, Inc.
                                Committee Member          John F.Kennedy                           (real estate investment trust)
                                                          School of Government, Harvard
                                                          University

CHARLES D. BAKER              Trustee since 2005          President and Chief Executive                          41
(1956)                                                    Officer,
                         Contract Review and Governance   Harvard Pilgrim Health Care (health                   None
                                   Committee              plan)

EDWARD A. BENJAMIN             Trustee since 2002         Retired                                                41
(1938)
                         Chairman of the Contract Review                                                        None
                            and Governance Committee

DANIEL M. CAIN                 Trustee since 2003         President and Chief Executive                          41
(1945)                                                    Officer,
                              Chairman of the Audit       Cain Brothers & Company,                 Director, Sheridan Healthcare
                                    Committee             Incorporated                                          Inc.
                                                          (investment banking)                    (physician practice management)

                                                                                                    Trustee, Lexington Strategic
                                                                                                              Asset
                                                                                                   Corporation (realty investment
                                                                                                              trust)

RICHARD DARMAN                Trustee since 2003          Partner, The Carlyle Group                             41
(1943)                                                    (investments); formerly, Professor,
                         Contract Review and Governance   John                                   Director and Chairman of Board of
                                Committee Member          F. Kennedy School of Government,           Directors, AES Corporation
                                                          Harvard University                       (international power company)

JONATHAN P. MASON             Trustee since 2007          Chief Financial Officer, Cabot Corp.                   41
(1958)                                                    (specialty chemicals); formerly,
                             Audit Committee Member       Vice                                                  None
                                                          President and Treasurer,
                                                          International
                                                          Paper Company; formerly, Chief
                                                          Financial Officer, Carter Holt
                                                          Harvey
                                                          (forest products)

SANDRA O. MOOSE                                           President, Strategic Advisory                          41
(1942)                                                    Services
                          Chairperson of the Board of     (management consulting); formerly,     Director, Verizon Communications;
                              Trustees since 2005         Senior Vice President and Director,
                                                          The Boston Consulting Group, Inc.       Director, Rohm and Haas Company
                              Trustee since 2003           (management consulting)                    (specialty chemicals);

                         Ex officio member of the Audit                                             Director, AES Corporation
                           Committee and Contract Review
                             and Governance Committee

CYNTHIA L. WALKER               Trustee since 2005        Executive Dean for Administration                      41
(1956)                                                    (formerly, Dean for Finance and
                              Audit Committee Member      CFO),                                                 None
                                                          Harvard Medical School

INTERESTED TRUSTEES

ROBERT J. BLANDING(1)          Trustee since 2002         President, Chairman, Director, and Chief                  41
(1947)                                                    Executive Officer, Loomis, Sayles &
555 California Street             President and           Company, L.P. ;  Chief Executive Officer                 None
San Francisco, CA 94104      Chief Executive Officer      of Loomis Sayles
                                                          Funds II

JOHN T. HAILER(2)              Trustee since 2003         President and Chief Executive Officer,                    41
(1960)                                                    Natixis
                            Executive Vice President      Asset Management Advisors, L.P., Natixis                 None
                                                          Distributors, L.P., Natixis Global
                                                          Associates, Inc. and Natixis Global Asset
                                                          Management North America; President, Loomis
                                                          Sayles Funds II; President and Chief
                                                          Executive Officer, Natixis Cash Management
                                                          Trust,  Natixis Funds Trust I,
                                                          Trust II, Natixis  Funds Trust III, Natixis
                                                          Funds  Trust IV, Gateway Trust and Hansberger
                                                          International Series


* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two year term as the Chairperson of the Board of Trustees on June 1, 2007.


** Each person listed above, except as noted, holds the same position(s) with the Trust. Previous positions during the past five years with Natixis Distributors, L.P., Natixis Asset Management Advisors, L.P. ("Natixis Advisors"), or Loomis Sayles are omitted if not materially different from a trustee's or officer's current position with such entity.



*** The trustees of the Trust serve as trustees of a fund complex that includes all series of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust, and Hansberger International Series (collectively, the "Fund Complex").



(1) Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust:
      President, Chairman, Director and Chief Executive Officer of Loomis
      Sayles.



(2) Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Chairman of the Board, President and Chief Executive Officer of Natixis Distribution Corporation; and President and Chief Executive Officer of Natixis Global Asset Management North America, Natixis Advisors, Natixis Global Associates, L.P. and Natixis Distributors, L.P.

OFFICERS OF THE TRUST



                                                TERM OF OFFICE*
                           POSITION(S) HELD      AND LENGTH OF                           PRINCIPAL OCCUPATION(S)
NAME AND YEAR OF BIRTH      WITH THE TRUST       TIME SERVED                             DURING PAST 5 YEARS**
----------------------   -------------------   ------------------  ------------------------------------------------------------
COLEEN DOWNS DINNEEN       Secretary, Clerk     Since September    Senior Vice President, General Counsel, Secretary and
(1960)                           and                  2004         Clerk (formerly, Deputy General Counsel, Assistant Secretary
                         Chief Legal Officer                       and Assistant Clerk), Natixis Distribution Corporation,
                                                                   Natixis Distributors, L.P. and Natixis Asset Management
                                                                   Advisors, L.P.

DANIEL J. FUSS              Executive Vice      Since June 2003    Vice Chairman and Director, Loomis, Sayles & Company,
(1933)                        President                            L.P.; Executive Vice President of Loomis Sayles Funds II
One Financial Center
Boston, MA 02111

MICHAEL C. KARDOK             Treasurer,       Since October 2004  Senior Vice President, Natixis Asset Management Advisors,
(1959)                        Principal                            L.P. and Natixis Distributors, L.P.; formerly, Senior
                            Financial and                          Director, PFPC
                          Accounting Officer                       Inc.

ROBERT KRANTZ                                   Since September    Executive Vice President, Natixis Distributors, L.P. and
(1964)                                                2007         Natixis Asset Management Advisors, L.P.
                         Executive Vice
                         President

RUSSELL L. KANE            Chief Compliance     Chief Compliance   Chief Compliance Officer for Mutual Funds, Senior Vice
(1969)                         Officer;        Officer, since May  President, Deputy General Counsel, Assistant Secretary and
                              Assistant         2006; Assistant    Assistant Clerk, Natixis Distributors, L.P. and Natixis
                              Secretary;        Secretary since    Asset Management Advisors, L.P.; Vice President,
                              Anti-Money              June         Associate General
                          Laundering Officer    2004; Anti-Money

                                               Laundering Officer  Counsel, Assistant Secretary and Assistant Clerk, Natixis
                                                since April 2007   Distribution Corporation; formerly, Senior Counsel,
                                                                   Columbia Management Group




* Each officer of the Trust serves for an indefinite term in accordance with its current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.



** Each person listed above, except as noted, holds the same position(s) with the other trusts in the Fund Complex. Mr. Fuss is not an officer of the Natixis Funds trusts. Previous positions during the past five years with Natixis Distributors, L.P., Natixis Advisors, or Loomis Sayles are omitted if not materially different from a trustee's or officer's current position with such entity.

STANDING BOARD COMMITTEES


      The trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between a fund's adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended September 30, 2007, this Committee held [____] meetings.



      The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Fund, Natixis Asset Management Advisors, L.P., 399 Boylston Street, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate's qualifications, which may include (i) the nominee's knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee's educational background; (iv) the nominee's reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the nominee's perceived ability to contribute to the ongoing functions of the Board, including the nominee's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee's ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.



      The Audit Committee of the Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trust's audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended September 30, 2007, this Committee held [___] meetings.


The current membership of each committee is as follows:


AUDIT COMMITTEE                CONTRACT REVIEW AND GOVERNANCE COMMITTEE
-------------------------      ----------------------------------------
Daniel M. Cain - Chairman      Edward A. Benjamin - Chairman
Jonathan P. Mason              Graham T. Allison, Jr.
Cynthia L. Walker              Charles D. Baker
                               Richard Darman


As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

FUND SECURITIES OWNED BY THE TRUSTEES


      As of December 31, 2007, the trustees had the following ownership in the
Fund:



INDEPENDENT TRUSTEES:





                                                          AGGREGATE DOLLAR RANGE OF
                                                          EQUITY SECURITIES IN ALL
                                                          REGISTERED INVESTMENT
                                                          COMPANIES OVERSEEN BY
                              DOLLAR RANGE OF EQUITY      TRUSTEE IN THE FAMILY OF
                              SECURITIES IN THE FUND*     INVESTMENT COMPANIES*
-------------------------     -----------------------     --------------------------
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.
Charles D. Baker
Edward A. Benjamin**
Daniel M. Cain
Richard Darman**
Jonathan P. Mason***
Sandra O. Moose
Cynthia L. Walker
INTERESTED TRUSTEES
Robert J. Blanding
John T. Hailer

*     A.None
      B.$1 - 10,000
      C.$10,001 - $50,000
      D.$50,001 - $100,000
      E.over $100,000

** Amounts include economic value of notional investments held through the deferred compensation plan.

***   Mr. Mason was appointed a trustee effective April 1, 2007.

TRUSTEE FEES


      The Trust pays no compensation to its officers or to its trustees who are Interested Trustees.



      The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds trusts and Loomis Sayles Funds trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.






      During the fiscal year ended September 30, 2007 the trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving as trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, Gateway Trust, Hansberger International Series and AEW Real Estate Income Fund (a closed-end investment company that has since liquidated). The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits:

                               COMPENSATION TABLE


                  FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2007



                                                   PENSION OR
                                   AGGREGATE       RETIREMENT     ESTIMATED         TOTAL
                                 COMPENSATION       BENEFITS        ANNUAL       COMPENSATION
                                  FROM LOOMIS      ACCRUED AS      BENEFITS        FROM THE
                                    SAYLES        PART OF FUND       UPON            FUND
                                    FUNDS I*        EXPENSES      RETIREMENT      COMPLEX**
---------------------            ------------     ------------   ------------   -------------
Graham T. Allison, Jr.           $[____]          $0             $0             $102,125
Charles D. Baker                 $[____]          $0             $0             $ 94,075
Edward A. Benjamin               $[____]          $0             $0             $112,625
Daniel M. Cain                   $[____]          $0             $0             $112,825
Richard Darman                   $[____]          $0             $0             $100,125
Jonathan P. Mason****            $[____]                                        $ 43,500
Sandra O. Moose                  $[____]          $0             $0             $200,000
Cynthia L. Walker                $[____]          $0             $0             $102,325
John T. Hailer                   $0               $0             $0             $0
Robert J. Blanding               $0               $0             $0             $0



* Amounts include payments deferred by trustees for the fiscal year ended September 30, 2007, with respect to Loomis Sayles Funds I. The total amount of deferred compensation accrued for Loomis Sayles Funds Trust I as of September 30, 2007 for the trustees is as follows: Allison ($____), Benjamin ($____), Cain ($____), Darman ($____) and Walker ($____).






** Total Compensation represents amounts paid during the fiscal year ended September 30, 2007 to a trustee for serving on the board of trustees of ten (10) trusts with a total of (41) funds as of September 30, 2007. The number of trusts and funds includes the AEW Real Estate Income Fund, which was liquidated on April 13, 2007.





****  Mr. Mason was appointed as trustee on April 1, 2007.


      The Natixis Funds trusts and Loomis Sayles Funds trusts do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a fund or funds selected by the Trustee on the normal payment date for such fees.



      Code of Ethics. The Trust, Loomis Sayles, and Natixis Distributors, L.P., distributor of the Fund's shares (the "Distributor"), each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.



      Proxy Voting Policies. The Board of Trustees of the Fund has adopted the Proxy Voting Policy and Guidelines (the "Guidelines") for the voting of proxies for securities held by the Fund. Under the Guidelines, the responsibility for voting proxies generally is delegated to Loomis Sayles as the Fund's investment adviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. Loomis Sayles shall exercise its fiduciary responsibilities to vote proxies with respect to the Fund's investments that are managed by that adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser. Proposals that, in the opinion of the Fund's adviser, are in the best interests of shareholders are generally voted "for" and proposals that, in the judgment of the adviser, are not in the best interests of shareholders are generally voted "against." The adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trust in connection with the voting of proxies. The adviser shall make available to the Fund, or Natixis Advisors, the Fund's administrator, the records and information maintained by the adviser under the Guidelines.


      Loomis Sayles uses the services of third parties ("Proxy Voting Service(s)"), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles' proxy voting procedures ("Procedures") and provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Service's own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless Loomis Sayles' Proxy Committee (the "Proxy Committee") determines that the client's best interests are served by voting otherwise.


      All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of the Fund holding the security, and will be voted in the best investment interests of the Fund. All routine issues will be voted according to Loomis Sayles' policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of the Fund holding the security. Loomis Sayles' Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles' clients.



      The specific responsibilities of the Proxy Committee include (1) developing, authorizing, implementing and updating the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.


      Loomis Sayles has established several policies to ensure that proxies are voted in its clients' best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services' recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services' recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

      Information regarding how the Fund voted proxies related to its respective portfolio securities during the 12-month period ended June 30, 2007 is available without charge (i) through the Fund's website, www.loomissayles.com and (ii) on the SEC's website at www.sec.gov.

                            OWNERSHIP OF FUND SHARES


      The following table provides information on the principal holders of the Fund. A principal holder is a person who owns of record or beneficially 5% or more of any class of the Fund's outstanding securities. Information provided in this table is as of __________, 2008.*



      To the extent that any shareholder listed below beneficially owns more than 25% of the Fund, it may be deemed to "control" such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder.

FUND                                               SHAREHOLDER AND ADDRESS         PERCENTAGE OF
                                                                                    SHARES HELD
-------------------------------                    -----------------------         -------------
LOOMIS SAYLES GLOBAL BOND FUND
     INSTITUTIONAL CLASS SHARES                     [___________________]           [__]%

                                                    [___________________]           [__]%

                                                    [___________________]           [__]%
                                                    [___________________]           [__]%

          RETAIL CLASS SHARES                       [___________________]           [__]%
                                                    [___________________]           [__]%
                                                    [___________________]           [__]%
                                                    [___________________]           [__]%

* Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of the Fund, it may be deemed to "control" the Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder.


MANAGEMENT OWNERSHIP


      As of record on _________, 2008, the officers and trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Fund. This amount include shares held by the Loomis Sayles Employees' Profit Sharing Plan (the "Profit Sharing Plan") for the accounts of officers and trustees of the Trust, but exclude all other holdings of the Profit Sharing Plan and the Loomis Sayles Funded Pension Plan (the "Pension Plan").



      As of ___________, 2008, the Profit Sharing Plan owned [___]% of the Fund. As of ________, 2008, the Pension Plan owned [___]% of the Fund.


      The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan's Advisory/Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan's shares. The trustees of the Profit Sharing Plan are Warren Koontz, John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Greg O'Hara, John McGraw, Paul Sherba, John Russell and Kurt Wagner. Except for Timothy Hunt, John DeBeer and John McGraw, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.


                     INVESTMENT ADVISORY AND OTHER SERVICES





      LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Fund. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (formerly, IXIS Asset Management U.S. Group, L.P.; herein referred to as "Natixis US"), which is part of Natixis Global Asset Management (formerly IXIS Asset Management Group). Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $[___] billion in assets under management as of December 31, 2007. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for the Fund.



      NATIXIS US is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d'Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d'Epargne; and Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.



      The 14 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $[___] billion in assets under management or administration as of September 30, 2007.



      Advisory Agreements. The Fund's advisory agreement with Loomis Sayles provides that the adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund's assets in accordance with its investment objectives and policies. For these services, the advisory agreements provide that the Fund shall pay Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the Fund's average daily net assets:



FUND                                           RATE
------------------------------         -------------------------------
Loomis Sayles Global Bond Fund         0.60%   of the first $1 billion
                                       0.50%   of the next $1 billion
                                       0.48%   thereafter



      The Fund pays all expenses not borne by the adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent registered public accounting firm and legal counsel for the Funds and the Trust's Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, or its affiliates, other than affiliated registered investment companies.

      The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.



      The advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act).



      The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.



      During the periods shown below, pursuant to the advisory agreements described above, Loomis Sayles received the following amount of investment advisory fees from the Fund (before fee reductions and expense assumptions) and bore the following amounts of fee reductions for the Fund.



                                   FISCAL YEAR ENDED            FISCAL YEAR ENDED              FISCAL YEAR ENDED
                                       9/30/05                       9/30/06                        9/30/07
                              --------------------------   ---------------------------   ----------------------------
                              ADVISORY FEES  FEE WAIVERS   ADVISORY FEES   FEE WAIVERS   ADVISORY FEES    FEE WAIVERS
-------------------------     -------------  -----------   -------------   -----------   -------------    -----------
Loomis Sayles Global Bond
Fund                          $   6,360,185  $   755,546   $   6,438,776        -*       $     [____]     $   [____]


* In addition to the waiver of management fees, class level and other expenses have been reimbursed as indicated below.


      The table below shows the class level and other expenses of the Fund that were reimbursed for the fiscal years ended September 30, 2005, September 30, 2006 and September 30, 2007.

FUND                                 FISCAL YEAR ENDED                 FISCAL YEAR ENDED                FISCAL YEAR ENDED
                                          9/30/05                           9/30/06                          9/30/07
------------------------------       -----------------                 -----------------                -----------------
Loomis Sayles Global Bond Fund               --                          $    458,257                    $      [______]

      Loomis Sayles has given a binding contractual undertaking (for all classes of the Fund) to reduce the advisory fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit its expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses such as litigation and indemnification expenses to the annual rate indicated below. This undertaking is in effect through February 1, 2009, and will be reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above to the extent a class's expenses in later periods fall below the annual rates set forth in the relevant undertaking. The Fund will not be obligated to pay any such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.





FUND                                                   EXPENSE LIMIT         DATE OF UNDERTAKING
------------------------------                         -------------         -------------------
LOOMIS SAYLES GLOBAL BOND FUND                                               February 1, 2008
        Institutional Class                            [___]%
        Retail Class                                   [___]%


      In addition to serving as investment adviser to certain series of the Trust and Loomis Sayles Funds II, Loomis Sayles also acts as investment adviser to certain series of Natixis Funds Trust I and Natixis Funds Trust II, each a registered open-end management investment company. Loomis Sayles also serves as subadviser to a number of other open-end management companies and provides investment advice to numerous other corporate and fiduciary clients.

      Distribution Agreement and Rule 12b-1 Plan. Under an agreement with the Trust (the "Distribution Agreement"), Natixis Distributors, L.P. , 399 Boylston Street, Boston, Massachusetts 02116, serves as the principal distributor of each class of shares of the Fund, a role it assumed on July 1, 2003. Previously, Loomis Sayles Distributors, L.P. ("Loomis Sayles Distributors") served as principal underwriter of the Fund. Natixis US owns the entire limited partnership interest in each of Distributor and the Loomis Sayles Distributors. Under the Distribution Agreement, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing Prospectus to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing the Prospectus to existing shareholders. The Distributor currently is paid a fee for serving as Distributor for the Fund.



      The Distribution Agreement may be terminated at any time with respect to the Fund on 60 days' written notice without payment of any penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.



      As described in the Fund's Prospectus, the Fund has adopted a Rule 12b-1 plan (the "Plan") for its Retail Class shares. The Plan, among other things, permits the Retail Class to pay the Distributor monthly fees, at annual rates not exceeding 0.25% of the assets of the Retail Class as compensation for its services as principal underwriter of the shares of that class. Pursuant to Rule 12b-1 under the 1940 Act, the Plan (together with the Distribution Agreement) was approved by the Trust's Board of Trustees, including a majority of the Independent Trustees, who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreement. The principal types of activities for which payments under the Plan may be made include payments to intermediaries for shareholder servicing, for "no transaction fee" or wrap programs, and for retirement plan record keeping. Payments under the Plan also may be made for activities such as advertising, printing, and mailing the Prospectus to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying, or other financing charges.



      THE PLAN MAY BE TERMINATED BY VOTE OF A MAJORITY OF THE INDEPENDENT TRUSTEES, OR BY VOTE OF A MAJORITY OF THE OUTSTANDING VOTING SECURITIES OF THE CLASS OF SHARES OF THE FUND. THE PLAN MAY BE AMENDED BY VOTE OF THE TRUSTEES, INCLUDING A MAJORITY OF THE INDEPENDENT TRUSTEES, CAST IN PERSON AT A MEETING CALLED FOR THAT PURPOSE. ANY CHANGE IN THE PLAN THAT WOULD MATERIALLY INCREASE THE FEES PAYABLE THEREUNDER BY THE RETAIL CLASS OF SHARES OF THE FUND REQUIRES APPROVAL BY A VOTE OF THE HOLDERS OF A MAJORITY OF SUCH SHARES OUTSTANDING. THE TRUST'S TRUSTEES REVIEW QUARTERLY A WRITTEN REPORT OF SUCH COSTS AND THE PURPOSES FOR WHICH SUCH COSTS HAVE BEEN INCURRED. FOR SO LONG AS THE PLAN IS IN EFFECT, SELECTION AND NOMINATION OF THE TRUSTEES WHO ARE INDEPENDENT TRUSTEES OF THE TRUST SHALL BE COMMITTED TO THE DISCRETION OF SUCH TRUSTEES.



      The Distribution Agreement and the Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the Fund (or the Retail Class, in the case of the Plan).

      The following table provides information on the amount of fees paid by the Fund under the Plan during the past three fiscal years:*



FUND
                                                FISCAL YEAR ENDED          FISCAL YEAR ENDED              FISCAL YEAR ENDED
                                                     9/30/05                    9/30/06                       9/30/07
------------------------------                  -----------------          -----------------              -----------------
LOOMIS SAYLES GLOBAL BOND FUND
    Retail Class                                    $  1,549,625             $  1,309,923                   $  [______]
TOTAL                                               $  1,549,625             $  1,309,923                   $  [______]

      During the fiscal year ended September 30, 2007, the Distributor's expenses relating to the Fund's 12b-1 plan were as follows (compensation to broker-dealers excludes advanced commissions sold to a third party):



                                     Compensation to   Compensation   Compensation      Interest,          Other
          Fund         Advertising     Underwriters     to Broker-      to Sales         carrying       Distribution
                                                         Dealers        Personnel    or other finance       Costs
                                                                                         charges
--------------------   -----------   ---------------   ------------   ------------   ----------------   ------------
Loomis Sayles Global   $ [_____]       $   [_____]     $   [_____]    $   [_____]        $    [____]     $    [____]
Bond Fund



      Other Services. Natixis Advisors performs certain accounting and administrative services for the Fund, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the "Administrative Agreement"). Under the Administrative Agreement, Natixis Advisors provides the following services to the Fund: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) the various registrations and filings required by various regulatory authorities.



      Prior to January 1, 2005, IXIS Asset Management Services Company ("IXIS Services"), a former affiliate of Loomis Sayles that was dissolved in March 2007, performed these same services, pursuant to an administrative services agreement with the Trust.



      For the fiscal period October 1, 2004 to December 31, 2004, IXIS Services received the following fees from the Fund:



                                                    PERIOD FROM
                                                OCTOBER 1, 2004 TO
                                                 DECEMBER 31, 2004
------------------------------                  -------------------
Loomis Sayles Global Bond Fund                        $131,326

      For the fiscal period January 1, 2005 through September 30, 2005 and the fiscal years ended September 30, 2006 and September 30, 2007, pursuant to the Administrative Services Agreement, Natixis Advisors was reimbursed or was paid by the Trust, on behalf of the Fund, the following amounts:



                                         JANUARY 1, 2005 TO    FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                         SEPTEMBER 30, 2005    SEPTEMBER 30, 2006   SEPTEMBER 30, 2007
------------------------------           ------------------    ------------------   ------------------
Loomis Sayles Global Bond Fund             $565,202             $614,648



      Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Trust. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.



      Transfer Agency Services. Pursuant to a contract between the Trust, on behalf of the Fund, and Boston Financial Data Services, Inc. ("Boston Financial"), whose principal business address is Two Heritage Drive, Quincy, Massachusetts, 02171, Boston Financial acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares. Prior to October 1, 2005, IXIS Services served as the transfer agent for the Fund and it, along with Boston Financial as sub-transfer agent, provided the same services that Boston Financial now provides. For these services, IXIS Services received the following fees from the Fund:



                                               FISCAL YEAR ENDED
                                              SEPTEMBER 30, 2005*
------------------------------                --------------------
Loomis Sayles Global Bond Fund                 $199,313



* Prior to October 1, 2005, IXIS Services served as transfer and shareholder servicing agent for the Fund.

      Independent Registered Public Accounting Firm. The Trust's independent registered public accounting firm is [______________________]. The independent registered public accounting firm conducts an annual audit of the Fund's financial statements, assists in the review of federal and state income tax returns and consults with the Trust as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectus for the Fund, and the financial statements contained in the Fund's Annual Report for the year ended September 30, 2007 and incorporated by reference into this Statement, have been so included in reliance on the reports of the Trust's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



      Counsel to the Fund. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Fund.


                        PORTFOLIO MANAGEMENT INFORMATION

PORTFOLIO MANAGERS' MANAGEMENT OF OTHER ACCOUNTS


      As of September 30, 2007, the Portfolio Managers of the Fund managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by each Portfolio Manager.

                           REGISTERED INVESTMENT              OTHER POOLED INVESTMENT                  OTHER ACCOUNTS
                                 COMPANIES                            VEHICLES
                     ----------------------------------  ----------------------------------  ---------------------------------
                          OTHER          ADVISORY FEE         OTHER        ADVISORY FEE IS        OTHER          ADVISORY FEE
                        ACCOUNTS         IS BASED ON         ACCOUNTS          BASED ON          ACCOUNTS        IS BASED ON
                         MANAGED         PERFORMANCE         MANAGED         PERFORMANCE         MANAGED         PERFORMANCE
                     ---------------   ----------------  ----------------  ----------------  ---------------   ---------------
NAME OF
PORTFOLIO            # OF     TOTAL     # OF    TOTAL     # OF    TOTAL     # OF    TOTAL    # OF     TOTAL    # OF     TOTAL
MANAGER              ACCTS    ASSETS   ACCTS    ASSETS   ACCTS    ASSETS   ACCTS    ASSETS   ACCTS   ASSETS    ACCTS   ASSETS
----------------     -----   -------   -----    -------  -----    -------  -----    -------  -----   -------   -----   -------
Kenneth M.           [__]    $ [___]    [__]    $ [___]   [__]    $ [___]   [__]    $ [___]   [__]   $ [___]    [__]   $ [___]
Buntrock
David Rolley         [__]    $ [___]    [__]    $ [___]   [__]    $ [___]   [__]    $ [___]   [__]   $ [___]    [__]   $ [___]
Lynda Schweitzer     [__]    $ [___]    [__]    $ [___]   [__]    $ [___]   [__]    $ [___]   [__]   $ [___]    [__]   $ [___]

MATERIAL CONFLICTS OF INTEREST


      Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account's availability of other comparable investment opportunities and Loomis Sayles' desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Fund, or sells short for some accounts while buying it for others and through the use of "soft dollar arrangements," which are discussed in the section "Portfolio Transactions and Brokerage."


PORTFOLIO MANAGERS' COMPENSATION


      The following describes the structure of, and the method used to determine, the compensation of the Fund's Portfolio Managers as of September 30, 2007:


      Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager's base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager's business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department's Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.




Fixed Income Managers

      While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of the firm's institutional composite (pre-tax and net of fees) in the manager's style to the performance of an external benchmark and a customized peer group. The external benchmark used for the investment style utilized by the Fund is noted in the table below:



FUND                            MANAGER BENCHMARK
------------------------------  --------------------------------------
Loomis Sayles Global Bond Fund  Lehman Global Aggregate Index
                                Citigroup World Government Bond Index


      The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager's relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm analyzes the five year performance on a rolling three year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

      Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed-income manager performance because it believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by the firm.




General

      Mutual funds are not included in the firm's composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

      Loomis Sayles has developed and implemented a long-term incentive plan to attract and retain investment talent. The plan supplements existing compensation. This plan has several important components distinguishing it from traditional equity ownership plans:

..     the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

..     upon retirement a participant will receive a multi-year payout for his or her vested units;

..     participation is contingent upon signing an award agreement, which includes a non-compete covenant.

      Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

      Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

PORTFOLIO MANAGERS' OWNERSHIP OF FUND SHARES


As of September 30, 2007, the Portfolio Managers had the following ownership in the Fund:



NAME OF PORTFOLIO MANAGER         DOLLAR RANGE OF EQUITY SECURITIES INVESTED*
-------------------------         -------------------------------------------
Kenneth M. Buntrock                                        [__]
David Rolley                                               [__]
Lynda Schweitzer                                           [__]


*     A.  None                                 E.  $100,001 - $500,000
      B.  $1 - 10,000                          F.  $500,001 - $1,000,000
      C.  $10,001 - $50,000                    G. over $1,000,000
      D.  $50,001 - $100,000


      There are various reasons why a Portfolio Manager may not own shares of the Fund. One reason is that the Fund's investment objectives and strategies may not match those of the Portfolio Manager. Administrative reasons (such as facilitating compliance with an adviser's code of ethics) also may explain why a Portfolio Manager has chosen not to invest in a Natixis Funds trust.

ALLOCATION OF INVESTMENT OPPORTUNITY AMONG NATIXIS FUNDS TRUSTS AND LOOMIS SAYLES FUNDS TRUSTS (THE "FUNDS") AND OTHER INVESTORS MANAGED BY THE ADVISER; CROSS RELATIONSHIPS OF OFFICERS AND TRUSTEES



      Loomis Sayles has organized its business into two investment groups: the Fixed-Income Group and the Equity Group. The Fixed-Income Group and the Equity Group make investment decisions for the funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles' investment platforms sometimes invest in securities in which the funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the funds purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.


      Subject to the overriding objective of obtaining the best possible execution of orders, Loomis Sayles may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the Trust's Board of Trustees, including a majority of the Independent Trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.


      Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed-income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

COMMISSIONS AND OTHER FACTORS IN BROKER OR DEALER SELECTION

      Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution,
(e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

SOFT DOLLARS


      Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for the Fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as "Soft Dollars").



      Loomis Sayles will only acquire research and brokerage products and services that are deemed to qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities and Exchange Act of 1934, as amended. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions;
(ii) perform functions incidental to securities transactions; or (iii) is a service that is required by an applicable SRO or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.


      If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use Soft Dollars to pay for the portion of the cost relating to its research use.


      In connection with Loomis Sayles' use of Soft Dollars, the Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services received, either in terms of the particular transaction or Loomis Sayles' overall responsibility to discretionary accounts.



      Loomis Sayles may use Soft Dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Fund or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Fund. The products or services may not be used in connection with the management of some of the accounts including the Fund that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.



      Loomis Sayles' use of Soft Dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of Soft Dollars also benefits the Fund as described above. However, conflicts may arise between the Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets.

      For purposes of this Soft Dollars discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation. Loomis Sayles does not generate "Soft Dollars" on fixed-income transactions.

BROKERAGE COMMISSIONS

      [The Fund did not pay brokerage commissions during the fiscal years ended September 30, 2005, September 30, 2006 and September 2007.]


REGULAR BROKER-DEALERS


      The table below presents information regarding the securities of the Fund's regular broker-dealers* (or the parent of the regular broker-dealers) that were held by the Fund as of the fiscal year ending September 30, 2007.



                                                                       AGGREGATE VALUE OF SECURITIES
                                                                          OF EACH REGULAR BROKER OR
                                                                                   DEALER
FUND                                REGULAR BROKER-DEALER              (OR ITS PARENT) HELD BY FUND
------------------------------      ---------------------              ----------------------------
Loomis Sayles Global Bond Fund

                                                                            $ [_______]
                                                                            $ [_______]
                                                                            $ [_______]
                                                                            $ [_______]
                                                                            $ [_______]
                                                                            $ [_______]
                                                                            $ [_______]


* "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

GENERAL


      Subject to procedures adopted by the Board of Trustees of the Trust, the Fund's brokerage transactions may be executed by brokers that are affiliated with Natixis US or Loomis Sayles. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.



      Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust's funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the Fund's dealer in connection with such transactions.



      To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, Loomis Sayles may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of the Fund's expenses.


      It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.


                            DESCRIPTION OF THE TRUST



      The Declaration of Trust of Loomis Sayles Funds I permit the Trust's trustees to issue an unlimited number of full and fractional shares of each series (each, a "fund"). Each share of each fund represents an equal proportionate interest in such fund with each other share of that fund and is entitled to a proportionate interest in the dividends and distributions from that fund. The Declaration of Trust further permits the Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust's Board of Trustees may determine. When you invest in a fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each fund do not have any preemptive rights. Upon termination of any fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of that fund are entitled to share pro rata in the net assets attributable to that class of shares of that fund available for distribution to shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses.



      Shares of each fund of the Trust (other than the Loomis Sayles Inflation Protected Securities) are currently divided into at least two classes, designated Retail Class and Institutional Class shares. The Loomis Sayles Bond Fund and Loomis Sayles Small Cap Value Fund offer a third class of shares designated Admin Class shares.



      The assets received by each class of a fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the fund. The underlying assets of each class of a fund are segregated and are charged with the expenses with respect to that class of the fund and with a share of the general expenses of the relevant fund and the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each fund, certain expenses may be legally chargeable against the assets of all of the funds in the Trust.



      The Declaration of Trust also permits the Trust's Board of Trustees, without shareholder approval, to subdivide any series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes without shareholder approval. Shareholders' investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new "fund").



      The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any fund, however, may be terminated at any time by vote of at least two thirds of the outstanding shares of each fund affected. Similarly, any class within a fund may be terminated by vote of at least two thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the Trust or fund upon written notice to its shareholders.


VOTING RIGHTS


      Shareholders of each fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.



      All classes of shares of a fund have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. On any matter submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the By-Laws, be voted in the aggregate as a single class without regard to series or class of shares, except that (1) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class and (2) when the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and, where applicable, subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.



      There will normally be no meetings of shareholders for the purpose of electing trustees, except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.


      Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a net asset value of at least $25,000 (with respect to the Trust) or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

      Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

      The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trust's registration statement or
(4) is submitted to the shareholders by the trustees. If one or more new series of the Trust is established and designated by the trustees, the shareholders having beneficial interests in the fund shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other funds.


SHAREHOLDER AND TRUSTEE LIABILITY


      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of each fund's property for all loss and expense of any shareholder held personally liable for the obligations of the fund by reason of owning shares of such fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a fund itself would be unable to meet its obligations.



      The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust offers only its own funds' shares for sale, but it is possible that the Trust might become liable for any misstatements in a prospectus that relate to another Loomis Sayles Funds trust. The trustees of the Trust have considered this possible liability and approved the use of a combined prospectus for funds of the Loomis Sayles Funds trusts.


                                HOW TO BUY SHARES


      The procedures for purchasing shares of the Fund are summarized in its Prospectus.


                                   REDEMPTIONS


      The Fund will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address or if the proceeds are going to a bank account on file.



      If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to the Fund at 800-633-3330. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank account on record. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day's closing price. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Fund from time to time.

      In order to redeem shares by telephone and have the proceeds wired or send via ACH to your bank, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Account Options Form, which is available at www.loomissayles.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Account Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to the Fund or your investment dealer a completed Account Options Form, which may require a medallion signature guarantee. Whenever the Account Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Fund, the Distributor, State Street Bank (the Fund's custodian) and Boston Financial (the Fund's transfer agent) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. The Fund's transfer agent, as agreed to with the Fund, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.



      Shares purchased by check or through ACH may not be available immediately for redemption. The Fund may withhold redemption proceeds for 10 days when redemptions are made within 10 calendar days of purchase by check or through ACH.



      The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by the Fund's transfer agent or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within fifteen calendar days prior to the redemption request.



      The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of the Fund. The redemptions in kind will be selected by Loomis Sayles in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period.


OTHER


      The Fund has authorized one or more brokers to accept on their behalf purchase and redemption orders; such brokers are authorized to designate intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. The broker's customers will receive the Fund's NAV next computed after an order is accepted by an authorized broker or the broker's authorized designee.


                              SHAREHOLDER SERVICES

OPEN ACCOUNTS

      A shareholder's investment is automatically credited to an open account maintained for the shareholder. Following each additional investment or redemption from the account initiated by an investor (with the exception of

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


systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, each shareholder will receive a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. A fee may be charged for providing duplicate information.

      The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.


      The costs of maintaining the open account system are paid by the Fund, and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.


SYSTEMATIC WITHDRAWAL PLAN

      A Systematic Withdrawal Plan, referred to in the Prospectus under "General Information--How to Redeem Shares," provides for monthly, quarterly, semiannual, or annual withdrawal payments of $50 or more from the account of an eligible shareholder, as provided in the Prospectus, provided that the account has a value of at least $25,000 at the time the plan is established.

      Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a medallion signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.


      Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Fund and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Taxes" for certain information as to federal income taxes.


EXCHANGE PRIVILEGE


      Retail Class shares of the Fund may be exchanged, subject to investment minimums, for Retail Class shares of any other series of the Trust or Loomis Sayles Funds II that offers Retail Class shares or for Class A shares of Natixis Cash Management Trust, a money market fund advised by Natixis Advisors, an affiliate of Loomis Sayles. Institutional Class shares of the Fund may be exchanged, subject to investment minimums, for Institutional Class shares of any other series of the Trust or Loomis Sayles Funds II that offers Institutional Class shares, for any Natixis fund that offers Class Y shares or for Class A shares of the Natixis Cash Management Trust.



      Exchanges may be effected by (1) making a telephone request by calling 800-633-3330, provided that a special authorization form is on file with the Fund or (2) sending a written exchange request to Loomis Sayles Funds accompanied by an account application for the appropriate fund. The Trust reserves the right to modify this exchange privilege without prior notice. An exchange constitutes a sale of shares for federal income tax purposes on which the investor may realize a capital gain or loss.

      All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. The Fund reserves the right to suspend or change the terms of exchanging shares. The Fund and the Distributor reserve the right to reject any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund. When an exchange order is rejected, the Fund or the Distributor will attempt to send notice to the prospective investor within three days after receipt of the rejected order. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under "Redemptions."


      An exchange transaction is a redemption of shares and is subject to the redemption fee policy. See "Redemption Fee Policy" above.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")


      IRAs may be established under a prototype plan made available by Loomis Sayles. These plans may be funded with shares of the Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Loomis Sayles.


      Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

TRANSCRIPT REQUESTS

      Transcripts of account transactions will be provided, for a fee, at the shareholders request. Transcripts for the current calendar year and the past calendar year will be provided free of charge. Requests for transcripts for periods prior to that will be subject to a fee of $10 per transcript up to a maximum of $75 per account.

                                 NET ASSET VALUE

      The method for determining the public offering price and net asset value per share is summarized in the Prospectus.


      The total net asset value or "NAV" of each class of shares of the Fund (the excess of the assets of the Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The Fund does not expect to price its shares on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security last sale price on the exchange or market where primarily traded for or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP") or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustee, which service determines valuation for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations with a remaining maturity of sixty days or less are value at amortized cost, which approximates market value. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.


      Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, when the Fund computes the net asset value of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated.



      Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).



      Trading in some of the portfolio securities of the Fund takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Fund's net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.


                                      TAXES

IN GENERAL


      As described in the Prospectuses, it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.



      Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Natixis Funds. In order for a change to be in effect for any dividend or distribution, it must be received by Natixis Funds on or before the record date for such dividend or distribution.


      If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

      As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.


TAXATION OF THE FUND



      The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in "qualified publicly traded partnerships" (as defined below); (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships; and (iii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. For purposes of meeting this diversification requirement, in the case of the Fund's investment in loan participations, the issuer may be the financial intermediary or the borrower.



      In general, for purposes of the 90% gross income requirement described in section (i) of the prior paragraph, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (a "QPTP") (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in section (i)(a) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP. For purposes of (ii) of the prior paragraph, the term "outstanding voting securities of such issuer" will include the equity securities of a QPTP. Finally, for purposes of meeting the diversification requirement in section (ii) of the prior paragraph, in the case of the Fund's investments in loan participations, the Fund shall treat both the intermediary and the issuer of the underlying loan as an issuer.



      To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, as defined below). If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

      The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. The Fund also intends to distribute annually all net capital gain. If the Fund does retain any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31st as if it has been incurred in the succeeding year.


      A nondeductible excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st plus undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.


TAXATION OF FUND DISTRIBUTIONS


      For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of the Fund's earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.



      Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning before January 1, 2011.



      For taxable years beginning before January 1, 2011, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must


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meet holding period and other requirements with respect to some portion of the dividend -paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Income derived from investments in fixed-income securities or REITs is not eligible for treatment as qualified dividend income.


      In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, excluding net long-term capital gain over net short-term capital loss, then 100% of the Fund's dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income.



      If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.


SALE OR REDEMPTION OF SHARES

      The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.




PASSIVE FOREIGN INVESTMENT COMPANIES


      Funds that invest in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies" ("PFICs"). In order to avoid U.S. federal income tax on distributions received from a PFIC, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, the Fund may elect to "mark-to-market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Such gains are treated as ordinary income. The Fund may also elect to treat the PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund would be required to include its share of the company's income and net capital gains annually, regardless of whether it receives distributions from the company. The QEF and mark-to-market elections may require the Fund


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


to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

FOREIGN TAXES


      Funds that invest in foreign securities, such as the Loomis Sayles Global Bond Fund, may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities held at least a minimum period specified in the Code. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code.


FOREIGN CURRENCY TRANSACTIONS

      Transactions in foreign currencies, foreign-currency denominated debt obligations and certain foreign currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.




OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAP AGREEMENTS

      The Fund may purchase or sell (write) options. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If a put option written by the Fund is exercised and the Fund purchases the underlying stock, that purchase does not give rise to any gain or loss at that time; the Fund's basis in the stock will generally equal the exercise ("strike") price of the put option reduced by the premium the Fund received for writing the option. The gain or loss with respect to any termination of the Fund's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss. Thus, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

      The Fund may write covered call options, which in turn may trigger the federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be terminated on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options that are not "deep in the money" may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are "in the money" although not "deep in the money" will be suspended while such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute "qualified dividend income" to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income.

      The tax treatment of certain futures contracts which may be entered into by the Fund as well as listed non-equity options which may be written or purchased by the Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) may be governed by section 1256 of the Code ("section 1256 contracts"). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.


      To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, swap agreements, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, to defer losses to the Fund, to cause adjustments in the holding periods of the Fund's securities, to convert long-term capital gains into short-term capital gains and to convert short-term capital losses into long-term capital losses. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.



      To the extent such investments are permissible, certain of the Fund's transactions in derivative instruments (including its transactions, if any, in foreign currencies or foreign currency -denominated instruments, and in connection with the Fund's hedging activities) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.



SECURITIES ISSUED OR PURCHASED AT A DISCOUNT



      The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.


REAL ESTATE INVESTMENT TRUSTS


      The Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.


TAX-EXEMPT SHAREHOLDERS


      Under current law, the Fund serves to "block" (that is, prevent that attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it must pay an excise tax annually of an amount equal to such UBTI. The Fund may invest in REITs that hold residual interests in REMICs.


BACKUP WITHHOLDING


      The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with the proper certification. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.


NON-U.S. SHAREHOLDERS


      Capital Gain Dividends will not be subject to withholding of Federal income tax. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "Foreign Person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding. However, effective for taxable years of the Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a Foreign Person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the Foreign Person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the Foreign Person and the Foreign Person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual Foreign Person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Fund may make such designations with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Pending legislation would extend the exemption from withholding for interest-related distributions and short-term capital gain distributions for one year. At the time of this filing, it is unclear whether the legislation will be enacted.


      In order to qualify for this exemption from withholding, a Foreign Person will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign Persons should contact their intermediaries with respect to the application of these rules to their accounts.


      If a beneficial holder who is a Foreign Person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.



      Under U.S. federal tax law, a beneficial holder of shares who is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the

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case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

OTHER TAX MATTERS


      Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.


      The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above (or a reduced rate of withholding provided by treaty).

      If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

                             PERFORMANCE INFORMATION

YIELD AND TOTAL RETURN


      The Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.



      The Fund's yield and total return will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund's yield and total return to yields and total returns published for other investment companies and other investment vehicles. Yield and total return should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund.


      At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


      Investors in the Fund are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of the Fund to the exclusion of the consideration of the share price of the Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.


                              FINANCIAL STATEMENTS

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


      The financial statements, financial highlights and the reports of the Independent Registered Public Accounting Firm included in the Fund's annual report dated September 30, 2007, are also incorporated herein by reference to such reports. The Fund's annual and semiannual reports are available upon request and without charge. The Fund will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-633-3330, by writing Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 61421-9594 or by visiting the Fund's website at www.loomissayles.com. The annual and semiannual reports are also available on-line at the SEC's website at www.sec.gov.


                                       72

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                                                                      APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

      The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining the Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser's view of their comparability to rated securities. The Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher. The Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of the Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's, S&P's and Fitch's ratings applicable to fixed-income securities.

MOODY'S INVESTORS SERVICE, INC.

      CORPORATE AND MUNICIPAL BOND RATINGS

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

      Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

      Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

      Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

CORPORATE SHORT-TERM DEBT RATINGS

      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

      Moody's employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

      PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES

      ISSUE CREDIT RATING DEFINITIONS

      A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

      Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

      Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

CORPORATE AND MUNICIPAL BOND RATINGS

      Investment-grade

      AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA: An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A: An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Speculative Grade

      Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

      BB: An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B: An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC: An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC: An obligation rated `CC' is currently highly vulnerable to nonpayment.

      C: A subordinated debt or preferred stock obligation rated `C' is currently highly vulnerable to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      D: An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

      r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

      The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

      N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

      Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

      COMMERCIAL PAPER RATING DEFINITIONS

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

      A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3: A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      B: A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      C: A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      D: A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

FITCH INVESTOR SERVICES, INC

CREDIT RATINGS

      Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

      The use of credit ratings defines their function: "investment grade" ratings (international Long-term `AAA' to `BBB-' categories; Short-term `F1' to'F3') indicate relatively low to moderate credit risk, while those in the "speculative" or "non investment grade" categories (international Long-term `BB+' to `D'; Short-term `B' to `D') either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

      Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security's relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

      Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

INTERNATIONAL LONG-TERM CREDIT RATINGS

      International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

      The following rating scale applies to foreign currency and local currency ratings:

INVESTMENT GRADE

AAA

Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. `AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. `A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. `BBB' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

SPECULATIVE

`BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

HIGHLY SPECULATIVE

[ ] For issuers and performing obligations, `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

[ ] For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of `R1' (outstanding).

CCC

[ ] For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.


[ ] For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of `R2' (superior), or `R3' (good) or `R4' (average).


CC

[ ] For issuers and performing obligations, default of some kind appears probable.

[ ] For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of `R4' (average) or `R5' (below average).

C

[ ] For issuers and performing obligations, default is imminent.


[ ] For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of `R6' (poor).


RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; - the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or - the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated `D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of `C' to `B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the `B' or `CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

NOTES TO INTERNATIONAL LONG-TERM AND SHORT-TERM RATINGS:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' Long-term rating category, to categories below `CCC', or to Short-term ratings other than `F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are `stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term `put' or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

`PIF'

Paid-in -Full; denotes a security that is paid-in-full, matured, called, or refinanced. `NR' indicates that Fitch Ratings does not rate the issuer or issue in question.

`Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

                                                    Registration Nos. 333-22931
                                                                       811-8282

                             LOOMIS SAYLES FUNDS I
                                    PART C
                               OTHER INFORMATION

Item 23. Exhibits

(a)         Articles of Incorporation.

    (1) The Registrant's First Amended and Restated Agreement and Declaration of Trust dated June 22, 2005 (the "Agreement and Declaration") is incorporated by reference to exhibit (a)(1) to post-effective amendment ("PEA") No. 29 to the initial registration statement ("Registration Statement") filed on June 30, 2005.

(b)         By-Laws.

    (1) The Registrant's Amended and Restated By-Laws dated June 22, 2005 (the "By-laws") are incorporated by reference to exhibit (b)(1) to PEA No. 29 to the Regulation Statement filed on June 30, 2005.

(c)         Instruments Defining Rights of Security Holders.

            Rights of shareholders as described in Article III, Section 4 of the Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 29 to the Regulation Statement filed on June 30, 2005.

(d)         Investment Advisory Contracts.

    (1) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Fixed Income Fund, and Loomis Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(4) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

    (2) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Institutional High Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(5) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

    (3) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Loomis Sayles Intermediate Duration Fixed Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(6) to PEA No. 15 to the Registration Statement filed on January 30, 2002.

        (i) Addendum dated July 1, 2005 to Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Intermediate Duration Fixed Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(3)(i) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

    (4) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Investment Grade Fixed Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(7) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

    (5) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Bond Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(9) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

         (i) Addendum dated July 1, 2005 to Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Bond Fund, and Loomis Sayles is incorporated by reference to exhibit
             (d)(5)(i) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

     (6) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Global Bond Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(10) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

         (i) Addendum dated July 1, 2005 to Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Global Bond Fund, and Loomis Sayles incorporated by reference to exhibit (d)(6)(i) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

     (7) Advisory Agreement dated September 12, 2003 between the Registrant on behalf of Loomis Sayles Small Cap Value Fund, Loomis Sayles is incorporated by reference to exhibit (d)(11) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

     (8) Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Inflation Protected Securities Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(12) to PEA No. 22 to the Registrant Statement filed on November 28, 2003.

         (i) Addendum dated July 1, 2005 to Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Inflation Protected Securities Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(8)(i) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

     (9) Advisory Agreement dated April 1, 2004 between the Registrant, on behalf of Loomis Sayles High Income Opportunities Fund, and Loomis Sayles is incorporated by reference to exhibit (b)(2) to PEA No. 26 to the Registration Statement filed on December 2, 2004.

    (10) Advisory Agreement between dated July 1, 2005 between the Registrant, on behalf of Loomis Sayles Securitized Asset Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(10) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

(e)          Underwriting Contracts.

     (1) Distribution Agreement dated July 1, 2003 between the Registrant, on behalf of Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund and Loomis Sayles Investment Grade Fixed Income Fund, and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributors, L.P.) ("Natixis Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 20 filed on September 10, 2003.

     (2) Distribution Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles Inflation Protected Securities Fund and Natixis Distributors is incorporated by reference to exhibit (e)(2) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

     (3) Form of Dealer Agreement used by Natixis Distributors to be filed by amendment.

     (4) Distribution Agreement dated April 1, 2004 between the Registrant, on behalf of Loomis Sayles High Income Opportunities Fund, and Natixis Distributors is incorporated by reference to exhibit (b)(2) to PEA No. 26 to the Registration Statement filed on December 2, 2004.

    (5) Distribution Agreement dated July 1, 2005 between the Registrant, on behalf of Loomis Sayles Securitized Asset Fund, and Natixis Distributors is incorporated by reference to exhibit
              (e)(5) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

(f)           Bonus or Profit Sharing Contracts.

              Not applicable.

(g)           Custodian Agreements.

    (1) Custodian Contract dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I (formerly IXIS Advisor Funds Trust I), Natixis Funds Trust II (formerly IXIS Advisor Funds Trust II), Natixis Funds Trust III (formerly IXIS Advisor Funds Trust III), Natixis Funds Trust IV (formerly IXIS Advisor Funds Trust IV), Natixis Cash Management Trust (formerly IXIS Advisor Cash Management Trust), Loomis Sayles Funds II, AEW Real Estate Income Fund and State Street Bank and Trust Company ("State Street") is incorporated by reference to exhibit (g)(1) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

    (2) Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II, AEW Real Estate Income Fund and State Street is incorporated by reference to exhibit (g)(2) to PEA No. 31 to the Registration Statement filed on January 26, 2007.

(h)           Other Material Contracts.

    (1) (i) Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Boston Financial Data Services, Inc. ("Boston Financial") is incorporated by reference to exhibit (h)(1)(i) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

         (ii) First Addendum dated November 1, 2005 to the Transfer Agency and Services Agreement is incorporated by reference to exhibit
              (h)(1)(ii) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

        (iii) Revised Appendix A dated July 17, 2006 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Boston Financial is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 31 to the Registration Statement filed on January 26, 2007.

    (2) (i) Administrative Services Agreement dated January 3, 2005, between the Registrant on behalf of each of its series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Natixis Advisors (formerly IXIS Advisors) is incorporated by reference to exhibit (h)(2)(i) to the Registration Statement filed on January 28, 2005.

         (ii) Letter Agreement to Administrative Services Agreement relating to the applicability of such agreement to the Loomis Sayles Securitized Asset Fund is incorporated by reference to exhibit
              (h)(2)(ii) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

        (iii) First Amendment dated November 1, 2005 to the Administrative Services Agreement between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(iii) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

         (iv) Second Amendment dated January 1, 2006 to Administrative Services Agreement between Registrant on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(2)(iv) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

          (v) Third Amendment dated July 1, 2007 to the Administrative Services Agreement to be filed by amendment.

         (vi) Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement to be filed by amendment.

    (3) Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and Registrant is incorporated by reference to the exhibit (h)(3) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

    (4) Loomis Sayles Fee Waiver/Expense Reimbursement Undertakings dated January 31, 2007 between Loomis Sayles and the Registrant on behalf of its series enumerated in such undertaking is incorporated by reference to exhibit (h)(4) to PEA No. 31 to the Registration Statement filed on January 26, 2007.

    (5) Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its series enumerated on Schedule B thereto, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (h)(5) to PEA No. 30 to the Registration Statement filed on January 30, 2006.

(i)           Legal Opinion.

              Opinion of Ropes & Gray LLP with respect to Loomis Sayles Securitized Asset Fund is incorporated by reference to exhibit
              (i) to PEA No. 29 to Registration Statement filed on June 30,
              2005.

(j)           Other Opinions.

              Consent of independent registered public accounting firm to be filed by amendment.

(k)           Omitted Financial Statements.

              Not applicable.

(l)           Initial Capital Agreements.

              Not applicable.

(m)           Rule 12b-1 Plans.

    (1) Distribution Plan relating to Retail Class shares of Loomis Sayles Bond Fund is incorporated by reference to the exhibit
              (m)(2) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

    (2) Distribution Plan relating to Retail Class shares of Loomis Sayles Global Bond Fund is incorporated by reference to the exhibit (m)(3) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

    (3) Distribution Plan relating to Retail Class shares of Loomis Sayles Small Cap Value Fund is incorporated by reference to the exhibit (m)(4) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

    (4) Distribution Plan relating to Admin Class shares of Loomis Sayles Bond Fund is incorporated by reference to the exhibit
             (m)(5) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

    (5) Distribution Plan relating to Admin Class shares of Loomis Sayles Small Cap Value Fund is incorporated by reference to the exhibit (m)(6) to PEA No. 22 to the Registration Statement filed on November 28, 2003.

(n)          Rule 18f-3 Plan

             Registrant's Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, effective September 2007, to be filed by amendment.

(p)          Code of Ethics

    (1) Code of Ethics for Registrant dated September 14, 2007 to be filed by amendment.

    (2) Code of Ethics dated January 14, 2000 as amended August 1, 2007 for Loomis Sayles to be filed by amendment.

    (3) Code of Ethics dated October 1, 2007 for Natixis Advisors and Natixis Distributors to be filed by amendment.

(q)          Powers of Attorney

    (1) Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, Richard Darman, John T. Hailer, Edward Benjamin, Robert Blanding and Sandra O. Moose dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (b)(2) to PEA No. 26 to the Registration Statement filed on December 2, 2004.

    (2) Powers of Attorney for Charles D. Baker and Cynthia L. Walker dated June 2, 2005 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (g)(2) to PEA No. 29 to Registration Statement on July 1, 2005.

    (3)      Power of Attorney for Jonathan P. Mason is filed herewith.

Item 24. Persons Controlled by or under Common Control with the Fund.

The Registrant is not aware of any person controlled by or under common control with any of its series.

As of January 5, 2007, the persons listed below owned 25% or more of the outstanding voting securities of one or more series of the Registrant and thus may be deemed to "control" the series within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended: [To be updated]*


                                                                  Percentage of
Fund                                 Shareholder and Address       shares held
----                             -------------------------------  -------------
Loomis Sayles Bond Fund
                                 Charles Schwab & Co Inc Attn         37.72%
                                 Mutual Fund Dept 101 Montgomery
                                 St San Francisco, CA 94104-4151

Loomis Sayles Global Bond Fund
                                 Charles Schwab & Co Inc Attn         34.98%
                                 Mutual Fund Dept 101 Montgomery
                                 St San Francisco, CA 94104-4151

Loomis Sayles Inflation
Protected Securities Fund
                                 Charles Schwab & Co Inc Attn         40.87%
                                 Mutual Fund Dept 101 Montgomery
                                 St San Francisco, CA 94104-4151

Loomis Sayles Securitized Asset
Fund
                                 Merrill Lynch Pierce Fenner &        42.01%
                                 Smith Inc. For The Sole Ben Of
                                 Its Customers Attn Fund
                                 Administration ML#97144 4800
                                 Deer Lake Dr East- 2nd Fl
                                 Jacksonville, FL 32246-6484


* Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of the Fund, it may be deemed to "control" the Fund within the meaning of the 1940 Act.

As of January 5, 2007, there were no persons that owned 25% or more of the outstanding voting securities of any series of the Registrant, except as noted above. [To be updated]


Item 25. Indemnification.

Article VII of the Registrant's Amended and Restated Agreement and Declaration of Trust and Article 5 of the Registrant's By-Laws provide for indemnification of its trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.

Item 26. Business and Other Connections of Investment Adviser

(a) Loomis Sayles, the investment advisor of the Registrant, provides investment advice to each series of Loomis Sayles Funds I and to other registered investment companies, organizations, and individuals.

   The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

   The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940, as amended (SEC File
   No. 801-170; IARD/CRD No. 105377).

Item 27. Principal Underwriter

(a)  Natixis Distributors, L.P. also serves as principal underwriter for:

     Natixis Funds Trust I
     Natixis Funds Trust II
     Natixis Funds Trust III
     Natixis Funds Trust IV
     Natixis Cash Management Trust
     Loomis Sayles Funds II
     Delafield Fund, Inc.
     Hansberger Institutional Series
     Gateway Trust

(b) The general partner and officers of the Registrant's principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

                            Positions and Offices      Positions and Offices
Name                      with Principal Underwriter      with Registrant
----                      -------------------------- -------------------------
Natixis Distribution       General Partner           None
Corporation (formerly
IXIS Asset Management
Distribution Corporation)

John T. Hailer             President and Chief       Executive Vice President
                           Executive Officer         and Trustee

Robert Krantz              Executive Vice President  Executive Vice President

Coleen Downs Dinneen       Senior Vice President,    Secretary, Clerk and
                           General Counsel,          Chief Legal Officer
                           Secretary and Clerk

Russell Kane               Chief Compliance Officer  Chief Compliance Officer,
                           for Mutual Funds, Senior  Anti-Money Laundering
                           Vice President,           Officer and Assistant
                           Associate General         Secretary
                           Counsel, Assistant
                           Secretary and Assistant
                           Clerk

Michael Kardok             Senior Vice President     Treasurer, Principal
                                                     Financial and Accounting
                                                     Officer

Beatriz Pina Smith         Senior Vice President,    None
                           Treasurer and Chief
                           Financial Officer

Anthony Loureiro           Senior Vice President,    None
                           Chief Compliance
                           Officer-Broker/Dealer
                           and Anti-Money
                           Laundering Compliance
                           Officer

Marilyn Rosh               Vice President and        None
                           Controller

Sharon Wratchford          Executive Vice President  None

                            Positions and Offices      Positions and Offices
Name                      with Principal Underwriter      with Registrant
----                      -------------------------- -------------------------
William Butcher            Executive Vice President  None

Matt Witkos                Executive Vice President  None

Diane Whelan               Executive Vice President  None
                           and Chief Information
                           Officer

David Allison              Senior Vice President     None

Jeffrey Coron              Senior Vice President     None

John Bearce                Senior Vice President     None

Elizabeth Puls-Burns       Senior Vice President     None

Maureen O'Neill            Senior Vice President     None

Susannah Wardly            Senior Vice President     None

Matthew Coldren            Senior Vice President     None

Christopher Mullahy        Senior Vice President     None

Caren Leedom               Senior Vice President     None

Dan Lynch                  Senior Vice President     None

Peter Martin               Senior Vice President     None

Thomas Nelson              Senior Vice President     None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

Item 28. Location of Accounts and Records

   The following companies maintain possession of the documents required by the specified rules:

      For all series of Registrant:

      (i)   Loomis Sayles Funds I
            399 Boylston Street
            Boston, MA 02116

      (ii)  Loomis, Sayles & Company, L.P.
            One Financial Center
            Boston, MA 02111

      (iii) State Street Bank and Trust Company
            225 Franklin Street
            Boston, Massachusetts 02110

      (iv)  Natixis Distributors, L.P.
            399 Boylston Street
            Boston, Massachusetts 02116

Item 29. Management Services

   None.

Item 30. Undertakings

(a) The Registrant undertakes to provide a copy of the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                             LOOMIS SAYLES FUNDS I
                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 32 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 3rd day of December, 2007.

                                              LOOMIS SAYLES FUNDS I

                                              By: /s/ JOHN T. HAILER
                                                  -----------------------------
                                                     John T. Hailer
                                                     Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                     Date
---------                     -----                     ----
/s/ MICHAEL KARDOK                                      December 3, 2007
---------------------------   Treasurer
Michael Kardok

/s/ GRAHAM T. ALLISON, JR.*                             December 3, 2007
---------------------------   Trustee
Graham T. Allison, Jr.

/s/ CHARLES D. BAKER*                                   December 3, 2007
---------------------------   Trustee
Charles D. Baker

/s/ EDWARD A. BENJAMIN*                                 December 3, 2007
---------------------------   Trustee
Edward A. Benjamin

/s/ ROBERT J. BLANDING*                                 December 3, 2007
---------------------------   Trustee
Robert J. Blanding

/s/ DANIEL M. CAIN*                                     December 3, 2007
---------------------------   Trustee
Daniel M. Cain

/s/ RICHARD DARMAN*                                     December 3, 2007
---------------------------   Trustee
Richard Darman

/s/ JOHN T. HAILER                                      December 3, 2007
---------------------------   Trustee, Executive Vice
John T. Hailer                  President

Signature                Title                          Date
---------                -----                          ----

/s/ JONATHAN P. MASON*                                  December 3, 2007
----------------------   Trustee
Jonathan P. Mason

/s/ SANDRA O. MOOSE*                                    December 3, 2007
----------------------   Trustee, Chairperson of the
Sandra O. Moose            Board

/s/ CYNTHIA L. WALKER*                                  December 3, 2007
----------------------   Trustee
Cynthia L. Walker

                                             *By: /s/ COLEEN DOWNS DINNEEN
                                                  -----------------------------
                                                  Coleen Downs Dinneen
                                                  Attorney-In-Fact**/***/****
                                                  December 3, 2007

** Powers of Attorney are incorporated by reference to exhibit (q) to Post-Effective Amendment No. 26 to the Registration Statement filed on December 2, 2004.

*** Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to Post-Effective Amendment No. 29 to the Registration Statement filed on July 1, 2005.

**** Power of Attorney for Jonathan P. Mason is filed herewith as exhibit
     (q)(3).

                             Loomis Sayles Funds I

                                 Exhibit Index

Exhibits for Item 23 of Form N-1A

Exhibit    Exhibit Description
-------    -------------------
(q)(3)     Power of Attorney for Jonathan P. Mason

                                      1